UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04642
Virtus Variable Insurance Trust
(Exact name of registrant as specified in charter)

One Financial Plaza
Hartford, CT 06103-2608

Jennifer Fromm, Esq.
Vice President, Chief Legal Officer, Counsel and Secretary for Registrant
One Financial Plaza
Hartford, CT 06103-2608
(Name and address of agent for service)

Registrant's telephone number, including area code:
(800)-367-5877
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2026

Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Virtus Duff & Phelps Real Estate Securities Series
Class A
Semi-Annual SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Real Estate Securities Series (“Series”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877.
What were the Series costs for the last six months?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Real Estate Securities Series Class A	$59	1.10%
KEY SERIES STATISTICS (as of June 30, 2026)
Series net assets (‘000s)	$116,203
Total number of portfolio holdings	33
Portfolio turnover rate as of the end of the reporting period	8%
Asset Allocation(1)
Health Care REITS	22%
Industrial/Office REITS	16
Retail REITS	16
Residential REITS	14
Data Centers REITS	12
Self Storage REITS	7
Lodging/Resorts REITS	3
Other REITS	10
Total	100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Series including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Series holdings, and proxy voting information, please contact us at 1-800-367-5877, or visit https://www.virtus.com/investor-resources/variable-insurance-fund-documents.
8150
Virtus Duff & Phelps Real Estate Securities Series

Virtus Duff & Phelps Real Estate Securities Series
Class I
Semi-Annual SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Real Estate Securities Series (“Series”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877.
What were the Series costs for the last six months?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Real Estate Securities Series Class I	$46	0.85%
KEY SERIES STATISTICS (as of June 30, 2026)
Series net assets (‘000s)	$116,203
Total number of portfolio holdings	33
Portfolio turnover rate as of the end of the reporting period	8%
Asset Allocation(1)
Health Care REITS	22%
Industrial/Office REITS	16
Retail REITS	16
Residential REITS	14
Data Centers REITS	12
Self Storage REITS	7
Lodging/Resorts REITS	3
Other REITS	10
Total	100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Series including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Series holdings, and proxy voting information, please contact us at 1-800-367-5877, or visit https://www.virtus.com/investor-resources/variable-insurance-fund-documents.
8151
Virtus Duff & Phelps Real Estate Securities Series

Virtus KAR Capital Growth Series
Class A
Semi-Annual SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Virtus KAR Capital Growth Series (“Series”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877.
What were the Series costs for the last six months?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Capital Growth Series Class A	$53	1.03%
KEY SERIES STATISTICS (as of June 30, 2026)
Series net assets (‘000s)	$238,380
Total number of portfolio holdings	29
Portfolio turnover rate as of the end of the reporting period	25%
Asset Allocation(1)
Information Technology	49%
Communication Services	13
Industrials	11
Consumer Discretionary	10
Health Care	9
Financials	8
Total	100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Series including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Series holdings, and proxy voting information, please contact us at 1-800-367-5877, or visit https://www.virtus.com/investor-resources/variable-insurance-fund-documents.
8178
Virtus KAR Capital Growth Series

Virtus KAR Equity Income Series
Class A
Semi-Annual SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Virtus KAR Equity Income Series (“Series”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877.
What were the Series costs for the last six months?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Equity Income Series Class A	$52	0.98%
KEY SERIES STATISTICS (as of June 30, 2026)
Series net assets (‘000s)	$80,926
Total number of portfolio holdings	35
Portfolio turnover rate as of the end of the reporting period	7%
Asset Allocation(1)
Information Technology	21%
Industrials	19
Financials	15
Health Care	10
Consumer Staples	9
Utilities	8
Real Estate	6
Other	12
Total	100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Series including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Series holdings, and proxy voting information, please contact us at 1-800-367-5877, or visit https://www.virtus.com/investor-resources/variable-insurance-fund-documents.
8191
Virtus KAR Equity Income Series

Virtus KAR Small-Cap Growth Series
Class A
Semi-Annual SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Virtus KAR Small-Cap Growth Series (“Series”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877.
What were the Series costs for the last six months?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Growth Series Class A	$56	1.14%
KEY SERIES STATISTICS (as of June 30, 2026)
Series net assets (‘000s)	$47,272
Total number of portfolio holdings	27
Portfolio turnover rate as of the end of the reporting period	15%
Asset Allocation(1)
Financials	31%
Industrials	27
Consumer Discretionary	16
Health Care	9
Consumer Staples	6
Information Technology	6
Securities Lending Collateral	5
Total	100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Series including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Series holdings, and proxy voting information, please contact us at 1-800-367-5877, or visit https://www.virtus.com/investor-resources/variable-insurance-fund-documents.
8235
Virtus KAR Small-Cap Growth Series

Virtus KAR Small-Cap Growth Series
Class I
Semi-Annual SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Virtus KAR Small-Cap Growth Series (“Series”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877.
What were the Series costs for the last six months?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Growth Series Class I	$44	0.89%
KEY SERIES STATISTICS (as of June 30, 2026)
Series net assets (‘000s)	$47,272
Total number of portfolio holdings	27
Portfolio turnover rate as of the end of the reporting period	15%
Asset Allocation(1)
Financials	31%
Industrials	27
Consumer Discretionary	16
Health Care	9
Consumer Staples	6
Information Technology	6
Securities Lending Collateral	5
Total	100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Series including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Series holdings, and proxy voting information, please contact us at 1-800-367-5877, or visit https://www.virtus.com/investor-resources/variable-insurance-fund-documents.
8236
Virtus KAR Small-Cap Growth Series

Virtus KAR Small-Cap Value Series
Class A
Semi-Annual SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Virtus KAR Small-Cap Value Series (“Series”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877.
What were the Series costs for the last six months?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Value Series Class A	$57	1.10%
KEY SERIES STATISTICS (as of June 30, 2026)
Series net assets (‘000s)	$51,641
Total number of portfolio holdings	29
Portfolio turnover rate as of the end of the reporting period	6%
Asset Allocation(1)
Industrials	46%
Financials	26
Consumer Discretionary	13
Consumer Staples	6
Real Estate	3
Materials	3
Health Care	3
Total	100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Series including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Series holdings, and proxy voting information, please contact us at 1-800-367-5877, or visit https://www.virtus.com/investor-resources/variable-insurance-fund-documents.
8241
Virtus KAR Small-Cap Value Series

Virtus Newfleet Multi-Sector Intermediate Bond Series
Class A
Semi-Annual SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Intermediate Bond Series (“Series”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877.
What were the Series costs for the last six months?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Intermediate Bond Series Class A	$47	0.94%
KEY SERIES STATISTICS (as of June 30, 2026)
Series net assets (‘000s)	$82,796
Total number of portfolio holdings	390
Portfolio turnover rate as of the end of the reporting period	18%
Asset Allocation(1)
Affiliated Mutual Funds		47%
Corporate Bonds and Notes		23
Financials	12
Energy	3
Industrials	2
All other Corporate Bonds and Notes	6
Foreign Government Securities		13
Mortgage-Backed Securities		11
U.S. Government Securities		5
Leveraged Loans		— (2)
Other (includes securities lending collateral)		1
Total		100%
(1)	Percentage of total investments as of June 30, 2026.
(2)	Less than 0.05%.
Where can I find more information?
For more information about the Series including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Series holdings, and proxy voting information, please contact us at 1-800-367-5877, or visit https://www.virtus.com/investor-resources/variable-insurance-fund-documents.
8274
Virtus Newfleet Multi-Sector Intermediate Bond Series

Virtus Newfleet Multi-Sector Intermediate Bond Series
Class I
Semi-Annual SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Intermediate Bond Series (“Series”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877.
What were the Series costs for the last six months?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Intermediate Bond Series Class I	$35	0.69%
KEY SERIES STATISTICS (as of June 30, 2026)
Series net assets (‘000s)	$82,796
Total number of portfolio holdings	390
Portfolio turnover rate as of the end of the reporting period	18%
Asset Allocation(1)
Affiliated Mutual Funds		47%
Corporate Bonds and Notes		23
Financials	12
Energy	3
Industrials	2
All other Corporate Bonds and Notes	6
Foreign Government Securities		13
Mortgage-Backed Securities		11
U.S. Government Securities		5
Leveraged Loans		— (2)
Other (includes securities lending collateral)		1
Total		100%
(1)	Percentage of total investments as of June 30, 2026.
(2)	Less than 0.05%.
Where can I find more information?
For more information about the Series including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Series holdings, and proxy voting information, please contact us at 1-800-367-5877, or visit https://www.virtus.com/investor-resources/variable-insurance-fund-documents.
8275
Virtus Newfleet Multi-Sector Intermediate Bond Series

Virtus SGA International Growth Series
Class A
Semi-Annual SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Virtus SGA International Growth Series (“Series”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877.
What were the Series costs for the last six months?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA International Growth Series Class A	$54	1.10%
KEY SERIES STATISTICS (as of June 30, 2026)
Series net assets (‘000s)	$89,814
Total number of portfolio holdings	34
Portfolio turnover rate as of the end of the reporting period	16%
Asset Allocation(1)
Information Technology	23%
Industrials	19
Health Care	16
Financials	15
Consumer Discretionary	11
Consumer Staples	8
Materials	4
Other (includes securities lending collateral)	4
Total	100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Series including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Series holdings, and proxy voting information, please contact us at 1-800-367-5877, or visit https://www.virtus.com/investor-resources/variable-insurance-fund-documents.
8361
Virtus SGA International Growth Series

Virtus SGA International Growth Series
Class I
Semi-Annual SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Virtus SGA International Growth Series (“Series”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877.
What were the Series costs for the last six months?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA International Growth Series Class I	$41	0.85%
KEY SERIES STATISTICS (as of June 30, 2026)
Series net assets (‘000s)	$89,814
Total number of portfolio holdings	34
Portfolio turnover rate as of the end of the reporting period	16%
Asset Allocation(1)
Information Technology	23%
Industrials	19
Health Care	16
Financials	15
Consumer Discretionary	11
Consumer Staples	8
Materials	4
Other (includes securities lending collateral)	4
Total	100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Series including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Series holdings, and proxy voting information, please contact us at 1-800-367-5877, or visit https://www.virtus.com/investor-resources/variable-insurance-fund-documents.
8362
Virtus SGA International Growth Series

Virtus Tactical Allocation Series
Class A
Semi-Annual SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Virtus Tactical Allocation Series (“Series”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877.
What were the Series costs for the last six months?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Tactical Allocation Series Class A	$48	0.95%
KEY SERIES STATISTICS (as of June 30, 2026)
Series net assets (‘000s)	$60,659
Total number of portfolio holdings	362
Portfolio turnover rate as of the end of the reporting period	17%
Asset Allocation(1)
Common Stocks		63%
Information Technology	19
Industrials	15
Financials	10
All Other Common Stocks	19
Corporate Bonds and Notes		11
Financials	5
All other Corporate Bonds and Notes	6
Affiliated Mutual Funds		13
Mortgage-Backed Securities		6
U.S. Government Securities		6
Foreign Government Securities		1
Total		100%
(1)	Percentage of total investments as of June 30, 2026.
Where can I find more information?
For more information about the Series including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Series holdings, and proxy voting information, please contact us at 1-800-367-5877, or visit https://www.virtus.com/investor-resources/variable-insurance-fund-documents.
8388
Virtus Tactical Allocation Series

(b)	Not applicable.

Item 2. Code of Ethics.

Response not required for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Disclosure not required for open-end management investment companies.

Item 6. Investments.

(a)	Refer to Item 7(a).

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) and (b): The registrant’s (semiannual) financial statements and financial highlights are as follows:

SEMI-ANNUAL FINANCIALS (FORM N-CSR Item 7-11)
VIRTUS VARIABLE INSURANCE TRUST

June 30, 2026

Virtus Duff & Phelps Real Estate Securities Series
Virtus KAR Capital Growth Series
Virtus KAR Equity Income Series
Virtus KAR Small-Cap Growth Series
Virtus KAR Small-Cap Value Series
Virtus Newfleet Multi-Sector Intermediate Bond Series
Virtus SGA International Growth Series
Virtus Tactical Allocation Series
Not FDIC Insured • No Bank Guarantee • May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)
The subadvisers vote proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Series voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-367-5877. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Series with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the
SEC’s website at https://www.sec.gov.

VIRTUS VARIABLE INSURANCE TRUST
KEY INVESTMENT TERMS (Unaudited)
June 30, 2026
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Asset-Backed Securities (“ABS”)
Asset-backed securities represent interests in pools of underlying assets such as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card arrangements.
Credit Default Swap (“CDS”)
A CDS is a financial derivative contract that shifts the credit risk of a fixed income product to a counterparty in exchange for a premium. The buyer of the CDS makes a series of payments (the CDS “fee” or “spread”) to the seller and, in exchange, may expect to receive a payoff if the asset defaults.
Designated Activity Company (“DAC”)
A flexible legal structure chosen for specialized financial activities in Ireland. A DAC is incorporated as a private company with limited liability.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Funds Rate
The target interest rate set by the Federal Reserve at which commercial banks borrow and lend their extra reserves to one another overnight.
Federal Reserve (“Fed”)
The central bank of the U.S., the Fed is responsible for controlling the money supply, interest rates, and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches, and all national and state banks that are part of the system.
Joint Stock Company (“JSC”)
A joint stock company is a business entity in which shares of the company’s stock can be bought and sold by shareholders. Each shareholder owns company stock in proportion, evidenced by their shares (certificates of ownership). Shareholders are able to transfer their shares to others without any effects to the continued existence of the company.
Payment-in-Kind Security (“PIK”)
A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.
Prime Rate
The federal funds rate commercial banks charge their most creditworthy corporate customers.
Public Limited Company (“plc”)
A public limited company is a type of public company allowed to offer its shares to the public and is listed on a stock exchange. This designation is used in the United Kingdom.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops, and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers, and other commercial properties.
Secured Overnight Financing Rate (“SOFR”)
A broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
Société à responsabilité limitée (“S.a.r.l.”)
A French term for a limited liability company.

VIRTUS VARIABLE INSURANCE TRUST
KEY INVESTMENT TERMS (Unaudited) (Continued)
June 30, 2026
Sponsored ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the NYSE.

Duff & Phelps Real Estate Securities Series
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026
($ reported in thousands)

	Shares	Value
Common Stocks—99.1%
Real Estate Investment Trusts—99.1%
Data Centers—12.1%
Digital Realty Trust, Inc.	32,833	$5,896
Equinix, Inc.	7,792	8,122
		14,018

Gaming—2.4%
Gaming & Leisure Properties, Inc.	63,750	2,839
Health Care—21.4%
Alexandria Real Estate Equities, Inc.	8,476	448
American Healthcare REIT, Inc.	91,140	4,753
National Healthcare Properties, Inc.(1)	93,930	1,376
Ventas, Inc.	63,645	5,652
Welltower, Inc.	55,590	12,617
		24,846

Household Durables—2.7%
Sabra Health Care REIT, Inc.	163,375	3,187
Industrial/Office—16.1%
Industrial—11.9%
First Industrial Realty Trust, Inc.	57,350	3,516
Prologis, Inc.	76,426	10,354
		13,870

Office—4.2%
BXP, Inc.	23,400	1,552
Cousins Properties, Inc.	60,450	1,812
Vornado Realty Trust	38,385	1,508
		4,872

Total Industrial/Office		18,742

Lodging/Resorts—3.2%
Host Hotels & Resorts, Inc.	16,874	400
Pebblebrook Hotel Trust	42,100	817
Ryman Hospitality Properties, Inc.	19,280	2,479
		3,696

Residential—14.2%
Apartments—8.9%
AvalonBay Communities, Inc.	19,559	3,691
Essex Property Trust, Inc.	9,565	2,789
Mid-America Apartment Communities, Inc.	27,460	3,815
		10,295

Manufactured Homes—2.2%
Equity LifeStyle Properties, Inc.	39,200	2,527
	Shares	Value

Single Family Homes—3.1%
American Homes 4 Rent Class A	108,750	$3,645
Total Residential		16,467

Retail—15.5%
Free Standing—5.0%
Agree Realty Corp.	36,250	2,746
Essential Properties Realty Trust, Inc.	103,100	3,077
		5,823

Regional Malls—4.7%
Simon Property Group, Inc.	24,566	5,494
Shopping Centers—5.8%
Brixmor Property Group, Inc.	107,342	3,385
Kimco Realty Corp.	54,470	1,381
Phillips Edison & Co., Inc.	45,485	1,893
		6,659

Total Retail		17,976

Self Storage—6.6%
CubeSmart	68,630	2,729
Public Storage	13,295	4,232
Smartstop Self Storage REIT, Inc.	20,139	655
		7,616

Specialty—3.1%
Iron Mountain, Inc.	28,980	3,660
Telecommunications—1.8%
American Tower Corp.	12,585	2,059
Total Common Stocks (Identified Cost $73,668)		115,106

Total Long-Term Investments—99.1% (Identified Cost $73,668)		115,106

TOTAL INVESTMENTS—99.1% (Identified Cost $73,668)		$115,106
Other assets and liabilities, net—0.9%		1,097
NET ASSETS—100.0%		$116,203

Abbreviation:
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Non-income producing.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Duff & Phelps Real Estate Securities Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
The following table summarizes the value of the Series’ investments as of June 30, 2026, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2026	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$115,106	$115,106
Total Investments	$115,106	$115,106
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2026.
There were no transfers into or out of Level 3 related to securities held at June 30, 2026.
See Notes to Financial Statements

KAR Capital Growth Series
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026
($ reported in thousands)

	Shares	Value
Common Stocks—99.6%
Communication Services—12.9%
Alphabet, Inc. Class A	41,309	$14,763
Meta Platforms, Inc. Class A	14,410	8,117
Reddit, Inc. Class A(1)	30,064	5,218
Space Exploration Technologies Corp. Class A(1)	15,253	2,606
		30,704

Consumer Discretionary—10.3%
Amazon.com, Inc.(1)	60,714	14,471
Hermes International SCA Unsponsored ADR	17,999	3,294
Marriott International, Inc. Class A	18,055	6,691
		24,456

Financials—8.0%
Progressive Corp. (The)	21,400	4,675
Visa, Inc. Class A	42,060	14,430
		19,105

Health Care—8.7%
Eli Lilly & Co.	6,830	8,192
IDEXX Laboratories, Inc.(1)	7,261	3,823
Intuitive Surgical, Inc.(1)	8,867	3,526
Medline, Inc. Class A(1)	131,204	5,175
		20,716

Industrials—11.3%
Comfort Systems USA, Inc.	3,783	7,498
Fair Isaac Corp.(1)	5,341	6,381
Karman Holdings, Inc.(1)	65,904	3,290
Sterling Infrastructure, Inc.(1)	6,766	5,679
Uber Technologies, Inc.(1)	56,625	4,086
		26,934

	Shares	Value

Information Technology—48.4%
Amphenol Corp. Class A	88,759	$15,650
ARM Holdings plc ADR(1)	33,013	11,705
Cloudflare, Inc. Class A(1)	32,337	7,932
Datadog, Inc. Class A(1)	42,131	10,969
KLA Corp.	34,560	10,427
Marvell Technology, Inc.	32,977	9,823
Monolithic Power Systems, Inc.	4,947	6,839
NVIDIA Corp.	101,417	20,293
ServiceNow, Inc.(1)	46,239	4,591
Shopify, Inc. Class A(1)	56,117	6,407
Snowflake, Inc. Class A(1)	42,639	10,852
		115,488

Total Common Stocks (Identified Cost $117,020)		237,403

Total Long-Term Investments—99.6% (Identified Cost $117,020)		237,403

TOTAL INVESTMENTS—99.6% (Identified Cost $117,020)		$237,403
Other assets and liabilities, net—0.4%		977
NET ASSETS—100.0%		$238,380

Abbreviations:
ADR	American Depositary Receipt
plc	Public Limited Company

Footnote Legend:
(1)	Non-income producing.
The following table summarizes the value of the Series’ investments as of June 30, 2026, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2026	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$237,403	$237,403
Total Investments	$237,403	$237,403
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2026.
There were no transfers into or out of Level 3 related to securities held at June 30, 2026.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

KAR Equity Income Series
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026
($ reported in thousands)

	Shares	Value
Common Stocks—99.5%
Communication Services—2.5%
Verizon Communications, Inc.	47,894	$2,028
Consumer Discretionary—4.6%
Compass Group plc Sponsored ADR	62,644	2,039
TJX Cos., Inc. (The)	11,269	1,707
		3,746

Consumer Staples—8.5%
Coca-Cola Co. (The)	31,813	2,586
Procter & Gamble Co. (The)	11,889	1,743
Walmart, Inc.	22,415	2,539
		6,868

Energy—2.2%
TotalEnergies SE	22,394	1,741
Financials—14.9%
Bank of New York Mellon Corp. (The)	22,776	3,294
Marsh & McLennan Cos., Inc.	5,876	979
PNC Financial Services Group, Inc. (The)	15,353	3,780
Zurich Insurance Group AG ADR	107,546	3,977
		12,030

Health Care—9.8%
AbbVie, Inc.	11,658	2,934
Gilead Sciences, Inc.	11,780	1,488
Johnson & Johnson	6,527	1,658
Medtronic plc	23,131	1,809
		7,889

Industrials—18.4%
BAE Systems plc Sponsored ADR	23,181	2,271
Caterpillar, Inc.	1,746	1,859
Eaton Corp. plc	4,495	1,915
Fastenal Co.	42,821	2,057
Parker-Hannifin Corp.	1,609	1,574
Snap-on, Inc.	4,618	1,858
Trane Technologies plc	2,353	1,156
Watsco, Inc.	5,352	2,230
		14,920

Information Technology—21.0%
Amphenol Corp. Class A	9,557	1,685
Applied Materials, Inc.	5,265	3,807
Broadcom, Inc.	6,778	2,560
Cisco Systems, Inc.	25,837	3,035
	Shares	Value

Information Technology—continued
International Business Machines Corp.	8,383	$2,357
Microsoft Corp.	4,744	1,770
Texas Instruments, Inc.	5,817	1,734
		16,948

Materials—3.2%
Linde plc	5,051	2,621
Real Estate—6.3%
Getty Realty Corp.	44,290	1,478
Lamar Advertising Co. Class A	23,355	3,643
		5,121

Utilities—8.1%
Fortis, Inc.	70,688	4,045
Southern Co. (The)	26,547	2,541
		6,586

Total Common Stocks (Identified Cost $53,271)		80,498

Total Long-Term Investments—99.5% (Identified Cost $53,271)		80,498

TOTAL INVESTMENTS—99.5% (Identified Cost $53,271)		$80,498
Other assets and liabilities, net—0.5%		428
NET ASSETS—100.0%		$80,926

Abbreviations:
ADR	American Depositary Receipt
plc	Public Limited Company

Country Weightings†
United States	83%
United Kingdom	5
Canada	5
Switzerland	5
France	2
Total	100%
† % of total investments as of June 30, 2026.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

KAR Equity Income Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
The following table summarizes the value of the Series’ investments as of June 30, 2026, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2026	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$80,498	$80,498
Total Investments	$80,498	$80,498
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2026.
There were no transfers into or out of Level 3 related to securities held at June 30, 2026.
See Notes to Financial Statements

KAR Small-Cap Growth Series
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026
($ reported in thousands)

	Shares	Value
Common Stocks—98.3%
Consumer Discretionary—16.4%
Dream Finders Homes, Inc. Class A(1)	94,350	$1,629
GigaCloud Technology, Inc. Class A(1)	43,482	1,374
Installed Building Products, Inc.	7,658	1,760
Ollie’s Bargain Outlet Holdings, Inc.(1)	17,353	1,334
Revolve Group, Inc. Class A(1)	47,006	1,076
Smith Douglas Homes Corp. Class A(1)	37,771	587
		7,760

Consumer Staples—6.8%
BBB Foods, Inc. Class A(1)	47,597	1,983
PriceSmart, Inc.	6,290	1,229
		3,212

Financials—32.0%
Figure Technology Solutions, Inc. Class A(1)	37,901	1,164
Goosehead Insurance, Inc. Class A(1)	48,736	2,364
Kinsale Capital Group, Inc.	7,093	2,339
Morningstar, Inc.	4,353	679
Ryan Specialty Holdings, Inc. Class A(2)	57,306	2,164
ServisFirst Bancshares, Inc.	39,131	3,395
Triumph Financial, Inc.(1)	39,382	3,005
		15,110

Health Care—9.0%
iRadimed Corp.	10,678	1,020
NRC Health	56,570	1,220
U.S. Physical Therapy, Inc.	29,713	2,041
		4,281

Industrials—27.8%
AAON, Inc.	24,655	3,128
Alliance Laundry Holdings, Inc.(1)	109,831	2,912
Enerpac Tool Group Corp. Class A	67,315	2,414
FTI Consulting, Inc.(1)	9,971	1,486
	Shares	Value

Industrials—continued
Omega Flex, Inc.	16,434	$516
Toro Co. (The)	27,507	2,680
		13,136

Information Technology—6.3%
Appfolio, Inc. Class A(1)	11,688	1,874
nCino, Inc.(1)	67,484	1,104
		2,978

Total Common Stocks (Identified Cost $39,944)		46,477

Total Long-Term Investments—98.3% (Identified Cost $39,944)		46,477

Securities Lending Collateral—4.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 3.538%)(3)(4)	2,246,360	2,246
Total Securities Lending Collateral (Identified Cost $2,246)		2,246

TOTAL INVESTMENTS—103.1% (Identified Cost $42,190)		$48,723
Other assets and liabilities, net—(3.1)%		(1,451)
NET ASSETS—100.0%		$47,272

Footnote Legend:
(1)	Non-income producing.
(2)	All or a portion of security is on loan.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	Represents security purchased with cash collateral received for securities on loan.
The following table summarizes the value of the Series’ investments as of June 30, 2026, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2026	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$46,477	$46,477
Securities Lending Collateral	2,246	2,246
Total Investments	$48,723	$48,723
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2026.
There were no transfers into or out of Level 3 related to securities held at June 30, 2026.
See Notes to Financial Statements

KAR Small-Cap Value Series
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026
($ reported in thousands)

	Shares	Value
Common Stocks—96.6%
Consumer Discretionary—12.2%
Cheesecake Factory, Inc. (The)	34,324	$2,730
Choice Hotels International, Inc.	11,187	1,233
SiteOne Landscape Supply, Inc.(1)	10,331	1,182
Thor Industries, Inc.	15,615	1,174
		6,319

Consumer Staples—6.0%
National Beverage Corp.(1)	30,588	954
WD-40 Co.	8,874	2,162
		3,116

Financials—24.7%
Bank of Hawaii Corp.	25,606	2,087
EVERTEC, Inc.	45,743	1,271
First Financial Bankshares, Inc.	44,467	1,538
Houlihan Lokey, Inc. Class A	15,555	2,086
Jack Henry & Associates, Inc.	4,840	667
Primerica, Inc.	8,230	2,339
RLI Corp.	19,804	1,170
Stock Yards Bancorp, Inc.	20,936	1,601
		12,759

Health Care—2.7%
Prestige Consumer Healthcare, Inc.(1)	28,928	1,367
Industrials—44.8%
Alliance Laundry Holdings, Inc.(1)	61,528	1,632
Andersen Group, Inc. Class A(1)	14,853	560
Armstrong World Industries, Inc.	13,471	2,161
	Shares	Value

Industrials—continued
Brady Corp. Class A	15,344	$1,405
Construction Partners, Inc. Class A(1)	25,498	3,028
CSW Industrials, Inc.	5,886	1,638
Hillman Solutions Corp.(1)	188,774	1,593
JBT Marel Corp.	15,168	2,199
Landstar System, Inc.	8,790	1,818
RBC Bearings, Inc.(1)	5,244	3,378
UniFirst Corp.	5,432	1,437
Watsco, Inc.	5,498	2,291
		23,140

Materials—3.1%
HB Fuller Co.	27,031	1,576
Real Estate—3.1%
Getty Realty Corp.	48,133	1,606
Total Common Stocks (Identified Cost $27,181)		49,883

Total Long-Term Investments—96.6% (Identified Cost $27,181)		49,883

TOTAL INVESTMENTS—96.6% (Identified Cost $27,181)		$49,883
Other assets and liabilities, net—3.4%		1,758
NET ASSETS—100.0%		$51,641

Footnote Legend:
(1)	Non-income producing.
The following table summarizes the value of the Series’ investments as of June 30, 2026, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2026	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$49,883	$49,883
Total Investments	$49,883	$49,883
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2026.
There were no transfers into or out of Level 3 related to securities held at June 30, 2026.
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026
($ reported in thousands)

	Par Value(1)	Value
U.S. Government Securities—5.1%
U.S. Treasury Bonds
4.625%, 5/15/54	$370	$351
4.625%, 2/15/55	1,720	1,634
4.750%, 5/15/55	330	320
U.S. Treasury Notes
3.875%, 7/31/30	905	894
4.500%, 11/15/33	610	616
4.125%, 2/15/36	420	410
Total U.S. Government Securities (Identified Cost $4,304)		4,225

Foreign Government Securities—13.2%
Arab Republic of Egypt
144A 7.600%, 3/1/29(2)	77	79
144A 8.625%, 2/4/30(2)	39	42
144A 5.875%, 2/16/31(2)	32	31
144A 7.053%, 1/15/32(2)	70	70
144A 8.500%, 1/31/47(2)	77	75
144A 8.750%, 9/30/51(2)	22	22
Benin Government International Bond 144A 7.960%, 2/13/38(2)	43	46
Bolivarian Republic of Venezuela RegS 12.750%, 8/23/22(3)(4)	142	79
Brazil Notas do Tesouro Nacional
Series F 10.000%, 1/1/29	610 BRL	109
Series F 10.000%, 1/1/31	1,920 BRL	323
Bulgaria Government International Bond RegS 5.000%, 3/5/37(4)	24	23
Costa Rica Government
144A 6.550%, 4/3/34(2)	24	26
144A 7.300%, 11/13/54(2)	28	32
Czech Republic Government Bond 1.750%, 6/23/32	11,850 CZK	487
Dominican Republic
144A 6.950%, 3/15/37(2)	29	31
RegS 6.950%, 3/15/37(4)	241	256
Eagle Funding Luxco S.a.r.l. 144A 5.500%, 8/17/30(2)	103	103
Federal Republic of Ethiopia 144A 6.625%, 12/11/26(2)(3)	29	31
Federative Republic of Brazil
6.000%, 10/20/33	57	57
6.625%, 3/15/35	43	44
6.250%, 5/22/36	125	124
7.250%, 1/12/56	129	130
Hungary Government International Bond
144A 6.250%, 9/22/32(2)	150	159
144A 5.500%, 6/16/34(2)	13	13
	Par Value(1)	Value

Foreign Government Securities—continued
144A 6.000%, 9/26/35(2)	$52	$54
144A 5.500%, 3/26/36(2)	98	99
Islamic Republic of Pakistan 144A 7.375%, 4/8/31(2)	81	82
Kingdom of Bahrain
144A 5.625%, 5/18/34(2)	45	41
144A 6.625%, 10/6/37(2)	71	67
144A 7.100%, 2/3/38(2)	141	137
KSA Ijarah Sukuk Ltd. 144A 4.875%, 9/9/35(2)	77	76
Lebanon Government International Bond RegS 6.100%, 10/4/22(3)(4)	166	41
Malaysia Government Bond 2.632%, 4/15/31	2,040 MYR	483
Mex Bonos Desarr
8.500%, 5/31/29	4,580 MXN	266
7.750%, 11/13/42	4,300 MXN	210
Oman Government International Bond
144A 6.250%, 1/25/31(2)	45	47
144A 6.500%, 3/8/47(2)	242	258
Republic of Angola
144A 9.244%, 1/15/31(2)	33	34
144A 8.750%, 4/14/32(2)	67	68
Republic of Argentina
0.750%, 7/9/30(5)	164	145
4.125%, 7/9/35(5)	200	160
3.500%, 7/9/41(5)	62	46
4.125%, 7/9/46(5)	66	51
Republic of Chile 4.950%, 1/5/36	188	186
Republic of Colombia
7.500%, 2/2/34	224	239
7.750%, 11/7/36	31	34
8.750%, 11/14/53	50	59
Republic of Ecuador
144A 9.250%, 1/29/39(2)	200	205
RegS 5.000%, 7/31/40(4)(5)	65	54
Republic of El Salvador
RegS 7.650%, 6/15/35(4)	16	17
RegS 7.625%, 2/1/41(4)	34	34
Republic of Gabon 144A 6.625%, 2/6/31(2)	80	69
Republic of Ghana RegS 5.000%, 7/3/35(4)(5)	95	88
Republic of Guatemala RegS 6.250%, 8/15/36(4)	24	25
Republic of Indonesia
4.750%, 9/10/34	42	41
5.600%, 1/15/35	141	143
4.200%, 10/15/50	68	53
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value(1)	Value

Foreign Government Securities—continued
5.100%, 2/10/54	$20	$18
Republic of Ivory Coast
144A 8.075%, 4/1/36(2)	2	2
144A 8.250%, 1/30/37(2)	59	65
Republic of Kazakhstan
144A 4.412%, 10/28/30(2)	50	49
144A 5.500%, 7/1/37(2)	111	114
Republic of Kenya
144A 7.875%, 2/26/34(2)	46	46
144A 9.500%, 3/5/36(2)	13	14
144A 8.700%, 2/26/39(2)	58	58
Republic of Nigeria
144A 9.625%, 6/9/31(2)	40	44
144A 7.375%, 9/28/33(2)	85	86
144A 10.375%, 12/9/34(2)	98	116
Republic of Panama
3.875%, 3/17/28	50	49
5.227%, 2/23/34	80	79
6.700%, 1/26/36	31	33
4.300%, 4/29/53	91	70
Republic of Peru
2.783%, 1/23/31	38	35
5.375%, 2/8/35	183	185
5.500%, 3/30/36	25	25
3.600%, 1/15/72	36	23
Republic of Philippines
5.500%, 2/4/35	70	71
4.750%, 3/5/35	27	26
5.325%, 6/24/36	42	42
Republic of Poland
4.875%, 10/4/33	43	43
5.125%, 9/18/34	138	139
5.375%, 2/12/35	22	22
5.375%, 4/14/36	91	92
Republic of Serbia 144A 5.500%, 5/6/36(2)	101	99
Republic of South Africa
5.650%, 9/27/47	174	147
8.750%, 2/28/48	8,400 ZAR	504
144A 7.100%, 11/19/36(2)	28	30
144A 6.125%, 12/11/37(2)	101	99
144A 7.950%, 11/19/54(2)	91	98
Republic of Sri Lanka 144A 3.600%, 6/15/35(2)(5)	120	100
Republic of Turkiye
9.125%, 7/13/30	213	234
6.375%, 5/22/31	33	33
6.300%, 3/14/33	18	18
7.625%, 5/15/34	128	135
6.800%, 11/4/36	50	49
	Par Value(1)	Value

Foreign Government Securities—continued
6.625%, 2/17/45	$123	$112
5.750%, 5/11/47	49	40
Republic of Zambia 144A 5.750%, 6/30/33(2)(5)	35	35
Republica Orient Uruguay
5.100%, 6/18/50	64	60
4.975%, 4/20/55	38	35
Romanian Government International Bond
144A 5.875%, 1/30/29(2)	34	34
144A 5.750%, 9/16/30(2)	41	41
144A 6.375%, 1/30/34(2)	62	63
144A 6.000%, 5/25/34(2)	102	101
144A 5.750%, 3/24/35(2)	43	42
144A 5.750%, 7/4/36(2)	42	40
Saudi International Bond
144A 5.375%, 1/13/31(2)	82	84
144A 5.625%, 1/13/35(2)	54	56
144A 4.875%, 1/12/36(2)	18	18
144A 4.500%, 10/26/46(2)	201	167
144A 3.750%, 1/21/55(2)	120	83
Suriname Government International Bond 144A 8.500%, 11/6/35(2)	62	68
Ukraine Government Bond
144A 4.500%, 2/1/29(2)(5)	36	30
144A 4.000%, 2/1/32(2)(5)	75	62
144A 4.500%, 2/1/35(2)(5)	6	4
144A 0.000%, 2/1/36(2)(5)	33	20
RegS 4.500%, 2/1/29(4)(5)	18	15
RegS 0.000%, 2/1/30(4)(5)	3	2
RegS 4.000%, 2/1/32(4)(5)	228	188
RegS 0.000%, 2/1/34(4)(5)	12	7
RegS 4.500%, 2/1/36(4)(5)	3	2
United Mexican States
5.850%, 7/2/32	80	81
3.500%, 2/12/34	101	86
6.250%, 8/27/37	63	63
6.625%, 1/29/38	55	56
6.338%, 5/4/53	111	104
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value(1)	Value

Foreign Government Securities—continued
Uzbekistan International Bond 144A 3.700%, 11/25/30(2)	$50	$47
Total Foreign Government Securities (Identified Cost $10,505)		10,942

Mortgage-Backed Securities—10.6%
Agency—10.6%
Federal Home Loan Mortgage Corporation
Pool #SD6322 4.500%, 8/1/53	437	423
Pool #SD8343 6.000%, 7/1/53	185	190
Pool #SD8382 5.000%, 12/1/53	391	386
Pool #SD8492 5.000%, 1/1/55	544	537
Pool #SD8494 5.500%, 1/1/55	734	737
Pool #SL0019 5.500%, 1/1/55	740	743
Pool #SL0627 6.000%, 10/1/54	630	646
Pool #SL1127 6.000%, 12/1/54	665	681
Pool #SL3344 5.000%, 3/1/55	399	393
Pool #SL4455 4.500%, 3/1/56	631	605
Federal National Mortgage Association
Pool #FA0685 6.000%, 1/1/55	316	324
Pool #FA1728 6.000%, 10/1/53	729	750
Pool #FS4438 5.000%, 11/1/52	348	345
Pool #FS7751 4.000%, 3/1/53	660	618
Pool #FS8791 6.000%, 8/1/54	358	366
Pool #MA4805 4.500%, 11/1/52	449	433
Pool #MA4980 6.000%, 4/1/53	288	296
Pool #MA5072 5.500%, 7/1/53	317	320
Total Mortgage-Backed Securities (Identified Cost $8,791)		8,793

Convertible Bonds and Notes—1.0%
Communication Services—0.0%
Live Nation Entertainment, Inc. 2.875%, 1/15/30	7	8
Sphere Entertainment Co. 3.500%, 12/1/28	3	15
		23

	Par Value(1)	Value

Consumer Discretionary—0.1%
GameStop Corp. 0.000%, 6/15/32	$6	$6
LCI Industries 3.000%, 3/1/30	11	12
NCL Corp., Ltd. 0.875%, 4/15/30	7	8
Rivian Automotive, Inc. 4.625%, 3/15/29	8	9
Stride, Inc. 1.125%, 9/1/27	4	7
		42

Consumer Staples—0.0%
Herbalife Ltd. 4.250%, 6/15/28	7	8
Energy—0.0%
Liberty Energy, Inc. 144A 0.000%, 3/1/31(2)	6	6
Solaris Energy Infrastructure, Inc. 0.250%, 10/1/31	7	12
		18

Financials—0.1%
Affirm Holdings, Inc. 0.750%, 12/15/29	5	6
Coinbase Global, Inc. 0.250%, 4/1/30	7	6
Encore Capital Group, Inc. 4.000%, 3/15/29	7	11
EZCORP, Inc. 144A 3.750%, 12/15/29(2)	7	22
NextEra Energy Capital Holdings, Inc. 3.000%, 3/1/27	7	9
SoFi Technologies, Inc. 144A 1.250%, 3/15/29(2)	4	8
Starwood Property Trust, Inc. 6.750%, 7/15/27	5	5
WisdomTree, Inc. 144A 4.500%, 10/1/31(2)	13	15
		82

Health Care—0.2%
Alignment Healthcare, Inc. 4.250%, 11/15/29	9	15
Alnylam Pharmaceuticals, Inc. 1.000%, 9/15/27	6	7
Alphatec Holdings, Inc. 0.750%, 3/15/30	2	2
Bridgebio Pharma, Inc.
2.500%, 3/15/27	3	5
2.250%, 2/1/29	6	7
CONMED Corp. 2.250%, 6/15/27	8	8
Enovis Corp. 3.875%, 10/15/28	8	8
Envista Holdings Corp. 1.750%, 8/15/28	7	7
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value(1)	Value

Health Care—continued
Guardant Health, Inc. 1.250%, 2/15/31	$5	$13
Halozyme Therapeutics, Inc.
1.000%, 8/15/28	5	7
144A 0.875%, 11/15/32(2)	14	15
Indivior Pharmaceuticals, Inc. 144A 0.625%, 3/15/31(2)	8	10
Innoviva, Inc. 2.125%, 3/15/28	6	6
IRhythm Holdings, Inc. 1.500%, 9/1/29	6	7
Ligand Pharmaceuticals, Inc. 144A 0.000%, 9/15/31(2)	7	8
LivaNova plc 2.500%, 3/15/29	6	8
Mirum Pharmaceuticals, Inc. 144A 0.000%, 6/1/32(2)	6	7
Pacira BioSciences, Inc. 2.125%, 5/15/29	7	7
Tempus AI, Inc. 144A 0.750%, 7/15/30(2)	5	5
		152

Industrials—0.1%
Bloom Energy Corp. 144A 0.000%, 11/15/30(2)	4	7
BWX Technologies, Inc. 144A 0.000%, 11/1/30(2)	15	16
Granite Construction, Inc. 3.250%, 6/15/30	13	27
Greenbrier Cos., Inc. (The) 2.875%, 4/15/28	7	8
JBT Marel Corp. 144A 0.375%, 9/15/30(2)	5	5
		63

Information Technology—0.4%
Advanced Energy Industries, Inc. 144A 0.000%, 5/15/31(2)	16	17
Akamai Technologies, Inc.
0.375%, 9/1/27	4	5
0.250%, 5/15/33	5	7
144A 0.000, 5/15/30(2)	7	7
Alarm.com Holdings, Inc. 2.250%, 6/1/29	7	7
Amkor Technology, Inc. 144A 0.000%, 7/15/31(2)	6	7
BlackLine, Inc. 1.000%, 6/1/29	11	10
Cloudflare, Inc. 0.000%, 6/15/30	4	5
CoreWeave, Inc.
144A 1.750%, 12/1/31(2)	3	3
144A 1.750%, 10/1/32(2)	3	3
Guidewire Software, Inc. 1.250%, 11/1/29	5	5
Lumentum Holdings, Inc. 144A 0.375%, 3/15/32(2)	5	23
MACOM Technology Solutions Holdings, Inc. 0.000%, 12/15/29	8	18
	Par Value(1)	Value

Information Technology—continued
MKS, Inc. 1.250%, 6/1/30	$9	$26
ON Semiconductor Corp. 0.000%, 5/1/27	2	4
OSI Systems, Inc. 2.250%, 8/1/29	8	11
Progress Software Corp. 3.500%, 3/1/30	7	7
Rubrik, Inc. 0.000%, 6/15/30	17	17
Seagate HDD Cayman 3.500%, 6/1/28	1	12
Semtech Corp. 144A 0.000%, 10/15/30(2)	2	4
SiTime Corp. 0.000%, 6/15/31	4	4
Snowflake, Inc.
0.000, 10/1/27	13	22
0.000, 10/1/29	13	23
Strategy, Inc. 0.625%, 3/15/30	4	4
Terawulf, Inc. 144A 1.000%, 9/1/31(2)	2	4
Unity Software, Inc. 0.000%, 3/15/30	5	6
Varonis Systems, Inc. 1.000%, 9/15/29	12	12
Viavi Solutions, Inc. 144A 0.625%, 3/1/31(2)	5	18
Western Digital Corp. 3.000%, 11/15/28	3	50
		341

Materials—0.0%
B2Gold Corp. 144A 2.750%, 2/1/30(2)	9	12
MP Materials Corp. 144A 3.000%, 3/1/30(2)	1	3
		15

Real Estate—0.1%
Healthcare Realty Holdings LP 144A 3.000%, 1/15/32(2)	16	16
Pebblebrook Hotel Trust 144A 1.625%, 1/15/30(2)	3	4
Welltower OP LLC
144A 2.750%, 5/15/28(2)	8	19
144A 3.125%, 7/15/29(2)	5	9
		48

Utilities—0.0%
CenterPoint Energy, Inc.
144A 3.000%, 8/1/28(2)	11	12
144A 2.875%, 5/15/29(2)	13	13
Evergy, Inc. 4.500%, 12/15/27	6	9
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value(1)	Value

Utilities—continued
PG&E Corp. 4.250%, 12/1/27	$5	$5
		39

Total Convertible Bonds and Notes (Identified Cost $728)		831

Corporate Bonds and Notes—22.2%
Communication Services—0.5%
Meta Platforms, Inc. 5.750%, 11/15/65	145	130
Sprint Capital Corp. 8.750%, 3/15/32	120	142
Verizon Communications, Inc. 6.200%, 5/14/56	165	167
		439

Consumer Discretionary—0.7%
Ashtead Capital, Inc. 144A 5.500%, 8/11/32(2)	155	159
Dick’s Sporting Goods, Inc. 4.100%, 1/15/52	190	138
Ford Motor Credit Co. LLC 7.350%, 3/6/30	105	111
Meritage Homes Corp. 144A 3.875%, 4/15/29(2)	165	160
		568

Consumer Staples—0.2%
Pilgrim’s Pride Corp. 6.250%, 7/1/33	162	169
Energy—3.0%
APA Corp. 6.750%, 2/15/55	165	172
BP Capital Markets plc 4.875% (6)	135	134
Enbridge, Inc. 8.500%, 1/15/84	155	177
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(2)	220	203
Harbour Energy plc 144A 6.327%, 4/1/35(2)	175	178
HF Sinclair Corp. 6.250%, 1/15/35	160	166
KeySpan Gas East Corp. 144A 5.994%, 3/6/33(2)	160	167
Occidental Petroleum Corp. 6.200%, 3/15/40	130	135
Pertamina Persero PT 144A 6.450%, 5/30/44(2)	60	61
Petroleos de Venezuela S.A. RegS 9.000%, 11/17/21(3)(4)	358	155
Petroleos del Peru S.A. RegS 4.750%, 6/19/32(4)	52	44
Petroleos Mexicanos
7.690%, 1/23/50	45	42
6.950%, 1/28/60	75	64
6.350%, 2/12/48	104	86
	Par Value(1)	Value

Energy—continued
Petronas Capital Ltd. 144A 5.848%, 4/3/55(2)	$86	$90
Sempra Infrastructure Partners LP 144A 3.250%, 1/15/32(2)	252	223
TransCanada PipeLines Ltd. 6.375%, 10/17/56	15	15
Uzbekneftegaz JSC 144A 8.750%, 5/7/30(2)	31	33
Western Midstream Operating LP 5.250%, 2/1/50	215	187
Williams Cos., Inc. (The) 5.150%, 3/15/34	125	125
YPF S.A. 144A 9.500%, 1/17/31(2)	32	34
		2,491

Financials—12.1%
AerCap Ireland Capital DAC 6.950%, 3/10/55	90	93
Allianz SE 144A 6.350%, 9/6/53(2)	200	209
Ally Financial, Inc. 8.000%, 11/1/31	145	162
American Express Co. 5.625%, 7/28/34	240	246
Apollo Debt Solutions BDC
6.900%, 4/13/29	70	72
5.875%, 8/30/30	85	84
Apollo Global Management, Inc. 6.000%, 12/15/54	175	170
Ascot Group Ltd. 144A 4.250%, 12/15/30(2)	285	263
Atlas Warehouse Lending Co. LP 144A 5.250%, 1/15/33(2)	170	167
Aviation Capital Group LLC 144A 4.875%, 1/28/33(2)	150	146
Avilease Capital Ltd. 144A 5.500%, 6/30/31(2)	120	120
Azule Energy Finance plc 144A 8.125%, 1/23/30(2)	50	50
Bank of America Corp. 5.518%, 10/25/35	225	226
Barclays plc 7.437%, 11/2/33	200	223
Blackstone Private Credit Fund 5.250%, 4/1/30	180	175
Blue Owl Finance LLC 3.125%, 6/10/31	195	171
BPCE S.A. 144A 7.003%, 10/19/34(2)	250	272
Capital One Financial Corp.
2.359%, 7/29/32	125	109
6.377%, 6/8/34	80	85
Capital Power U.S. Holdings, Inc. 144A 6.189%, 6/1/35(2)	130	135
Charles Schwab Corp. (The) Series H 4.000% (6)	— (7)	178
Citadel Finance LLC
144A 4.750%, 2/14/29(2)	115	113
144A 5.150%, 2/14/31(2)	55	54
Citigroup, Inc.
3.980%, 3/20/30	120	118
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value(1)	Value

Financials—continued
6.174%, 5/25/34	$122	$127
Corebridge Financial, Inc. 6.375%, 9/15/54	235	233
Deutsche Bank AG 5.060%, 4/14/32	180	180
Drawbridge Special Opportunities Fund LP 144A 5.950%, 9/17/30(2)	130	125
Eldik Bank OAO 144A 8.500%, 4/23/31(2)	83	83
ENEL Finance International N.V. 144A 7.500%, 10/14/32(2)	150	168
F&G Annuities & Life, Inc. 6.500%, 6/4/29	150	153
Flutter Treasury DAC 144A 5.875%, 6/4/31(2)	185	184
FS Luxembourg S.a.r.l. 144A 8.625%, 6/25/33(2)	73	69
Global Atlantic Fin Co. 144A 7.950%, 6/15/33(2)	142	157
Global Payments, Inc. 5.550%, 11/15/35	125	121
Goldman Sachs Group, Inc. (The)
5.330%, 7/23/35	75	75
6.450%, 5/1/36	85	90
5.065%, 1/21/37	55	54
Green Palm Bidco S.a.r.l. 144A 5.957%, 6/30/41(2)	83	84
HA Sustainable Infrastructure Capital, Inc. 6.375%, 7/1/34	175	179
Huntington Bancshares, Inc.
5.709%, 2/2/35	130	133
6.141%, 11/18/39	60	61
Icon Investments Six DAC 6.000%, 5/8/34	165	169
Imperial Brands Finance plc 144A 5.625%, 7/1/35(2)	175	177
JH North America Holdings, Inc. 144A 6.125%, 7/31/32(2)	180	182
JPMorgan Chase & Co.
2.956%, 5/13/31	270	252
1.953%, 2/4/32	160	141
KeyCorp 6.401%, 3/6/35	185	197
Morgan Stanley
6.342%, 10/18/33	90	96
5.948%, 1/19/38	152	156
National Australia Bank Ltd. 144A 5.625%, 6/4/37(2)	165	165
NatWest Group plc 6.475%, 6/1/34	200	207
NextEra Energy Capital Holdings, Inc. 6.500%, 8/15/55	165	169
Nippon Life Insurance Co. 144A 6.250%, 9/13/53(2)	115	119
PNC Financial Services Group, Inc. (The)
5.575%, 1/29/36	135	138
5.423%, 1/25/41	50	49
Prudential Financial, Inc.
5.125%, 3/1/52	73	72
6.750%, 3/1/53	145	153
Reinsurance Group of America, Inc. 6.650%, 9/15/55	145	147
	Par Value(1)	Value

Financials—continued
Societe Generale S.A. 144A 6.066%, 1/19/35(2)	$200	$207
South Bow USA Infrastructure Holdings LLC 5.584%, 10/1/34	80	80
State Street Corp.
6.123%, 11/21/34	85	90
Series I 6.700%(6)	— (7)	124
Stellantis Finance U.S., Inc. 144A 6.450%, 3/18/35(2)	125	123
Sumitomo Life Insurance Co. 144A 5.875%, 9/10/55(2)	170	169
Toronto-Dominion Bank (The) 8.125%, 10/31/82	190	196
UBS Group AG
144A 7.000%(2)(6)	125	126
144A 4.988%, 8/5/33(2)	125	124
Veon Midco B.V. 144A 6.950%, 6/1/31(2)	20	20
Wells Fargo & Co.
6.125%(6)	— (7)	86
5.389%, 4/24/34	140	142
		9,993

Health Care—1.2%
180 Medical, Inc. 144A 5.300%, 10/8/35(2)	170	167
Baxter International, Inc. 3.132%, 12/1/51	280	167
Dentsply Sirona, Inc. 3.250%, 6/1/30	170	157
HCA, Inc. 5.500%, 6/1/33	165	169
Smith & Nephew plc 5.400%, 3/20/34	140	141
Universal Health Services, Inc. 2.650%, 1/15/32	258	225
		1,026

Industrials—1.5%
Adani Ports & Special Economic Zone Ltd. 144A 4.375%, 7/3/29(2)	77	76
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(2)	156	156
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 9/15/36(2)	168	154
CoStar Group, Inc. 144A 2.800%, 7/15/30(2)	180	162
Delta Air Lines Pass-Through Trust 2015-1, AA 3.625%, 1/30/29	154	153
Flowserve Corp. 5.700%, 5/15/36	40	40
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 144A 4.125%, 5/15/27(2)	38	38
Rio Grande LNG LLC 144A 5.750%, 6/30/36(2)	165	164
Stanley Black & Decker, Inc. 6.707%, 3/15/60	125	124
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value(1)	Value

Industrials—continued
United Airlines Pass-Through Trust 2023-1, A 5.800%, 7/15/37	$168	$174
		1,241

Information Technology—0.9%
Foundry JV Holdco LLC 144A 5.875%, 1/25/34(2)	130	132
Gartner, Inc. 144A 3.750%, 10/1/30(2)	175	160
HUT 8 DC LLC 144A 6.192%, 11/15/42(2)	100	101
Oracle Corp.
5.500%, 8/3/35	130	124
6.900%, 11/9/52	60	58
VSP Optical Group, Inc. 144A 5.650%, 6/1/36(2)	165	166
		741

Materials—0.7%
Bayport Polymers LLC 144A 5.140%, 4/14/32(2)	260	256
Corp. Nacional del Cobre de Chile 144A 5.950%, 1/8/34(2)	164	169
Samarco Mineracao S.A. (9.000% or 5.000% PIK, 4.000% cash) 144A 9.500%, 6/30/31(2)(8)	38	38
Westlake Corp. 5.550%, 11/15/35	125	124
		587

Real Estate—0.1%
Port of Spain Waterfront Development RegS 7.875%, 2/19/40(4)	33	34
Utilities—1.3%
CMS Energy Corp. 4.750%, 6/1/50	225	220
Comision Ejecutiva Hidroelectrica del Rio Lempa 144A 8.650%, 1/24/33(2)	34	36
Dominion Energy, Inc.
6.200%, 2/15/56	80	80
Series B 7.000%, 6/1/54	95	101
Electricite de France S.A. 144A 6.900%, 5/23/53(2)	200	217
Entergy Corp. 7.125%, 12/1/54	190	196
Eskom Holdings 144A 8.450%, 8/10/28(2)	59	62
NRG Energy, Inc. 144A 7.000%, 3/15/33(2)	151	164
		1,076

Total Corporate Bonds and Notes (Identified Cost $18,108)		18,365

	Par Value(1)	Value

Leveraged Loans—0.0%
Energy—0.0%
Paragon Offshore Finance Co. Escrow 3.750%, 7/19/27(3)(9)	$— (10)	$—
Total Leveraged Loans (Identified Cost $—)		—

	Shares
Convertible Preferred Stocks—0.1%
Communication Services—0.0%
Alphabet, Inc. Series A, 6.250	15	1
Alphabet, Inc. Series B, 6.250	15	1
		2

Financials—0.1%
Apollo Global Management, Inc., 6.750	50	3
Ares Management Corp. Series B, 6.750	100	4
Bank of America Corp. Series L, 7.250	3	4
KKR & Co., Inc. Series D, 6.250	100	4
Wells Fargo & Co. Series L, 7.500	9	10
		25

Health Care—0.0%
BrightSpring Health Services, Inc., 6.750	31	7
Industrials—0.0%
Boeing Co. (The), 6.000	250	17
Information Technology—0.0%
Hewlett Packard Enterprise Co., 7.625	100	11
Strategy, Inc., 8.000	64	4
		15

Materials—0.0%
Albemarle Corp., 7.250	150	8
Real Estate—0.0%
EPR Properties Series C, 5.750	275	7
Total Convertible Preferred Stocks (Identified Cost $77)		81

Common Stocks—0.0%
Consumer Discretionary—0.0%
NMG Parent LLC Escrow(9)(11)	271	—
West Marine(9)(11)	150	—
		—

Health Care—0.0%
Endo GUC Trust Class A Escrow(9)(11)	7,290	—
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Shares	Value

Health Care—continued
Lannett Co., Inc.(9)(11)	1,387	$22
		22

Total Common Stocks (Identified Cost $50)		22

Affiliated Mutual Funds—46.1%
Fixed Income Funds—46.1%
Virtus Newfleet ABS MACS(12)(13)	1,104,128	10,887
Virtus Newfleet CMBS MACS(12)(13)	427,577	4,242
Virtus Newfleet Floating Rate MACS(12)(13)	544,396	5,199
Virtus Newfleet High Yield MACS(12)(13)	979,678	9,571
Virtus Newfleet RMBS MACS(12)(13)	817,594	8,266
Total Affiliated Mutual Funds (Identified Cost $38,644)		38,165

Total Long-Term Investments—98.3% (Identified Cost $81,207)		81,424

TOTAL INVESTMENTS—98.3% (Identified Cost $81,207)		$81,424
Other assets and liabilities, net—1.7%		1,372
NET ASSETS—100.0%		$82,796

Abbreviations:
ABS	Asset-Backed Securities
BDC	Business Development Companies
CMBS	Commercial Mortgage-Backed Securities
DAC	Designated Activity Company
JSC	Joint Stock Company
LLC	Limited Liability Company
LP	Limited Partnership
MACS	Managed Account Completion Shares
PIK	Payment-in-Kind Security
plc	Public Limited Company
RMBS	Residential Mortgage-Backed Securities
S.a.r.l.	Société à responsabilité limitée

Foreign Currencies:
BRL	Brazilian Real
CZK	Czech Koruna
MXN	Mexican Peso
MYR	Malaysian Ringgit
ZAR	South African Rand

Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, these securities amounted to a value of $11,847 or 14.3% of net assets.

(3)	Security in default; no interest payments are being received.
(4)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	Represents step coupon bond. Rate shown reflects the rate in effect as of June 30, 2026.
(6)	No contractual maturity date.
(7)	Value shown as par value.
(8)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(9)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(10)	Amount is less than $500 (not in thousands).
(11)	Non-income producing.
(12)	Affiliated investment. See Note 3F in Notes to Financial Statements.
(13)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	80%
United Kingdom	1
Mexico	1
South Africa	1
Brazil	1
France	1
Turkey	1
Other	14
Total	100%
† % of total investments as of June 30, 2026.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
The following table summarizes the value of the Series’ investments as of June 30, 2026, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$4,225	$—	$4,225	$—
Foreign Government Securities	10,942	—	10,942	—
Mortgage-Backed Securities	8,793	—	8,793	—
Convertible Bonds and Notes	831	—	831	—
Corporate Bonds and Notes	18,365	—	18,365	—
Leveraged Loans	— (1)	—	—	— (1)
Equity Securities:
Convertible Preferred Stocks	81	81	—	—
Common Stocks	22	—	—	22 (1)
Affiliated Mutual Funds	38,165	38,165	—	—
Total Investments	$81,424	$38,246	$43,156	$22

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at June 30, 2026.
Some of the Series’ investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended June 30, 2026.
See Notes to Financial Statements

SGA International Growth Series
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026
($ reported in thousands)

	Shares	Value
Preferred Stock—2.9%
Health Care—2.9%
Sartorius AG, 0.330% (Germany)	9,967	$2,615
Total Preferred Stock (Identified Cost $2,727)		2,615

Common Stocks—95.0%
Communication Services—2.9%
Spotify Technology S.A. (Luxembourg)(1)	3,066	1,408
Universal Music Group N.V. (Netherlands)	57,392	1,202
		2,610

Consumer Discretionary—10.5%
Alibaba Group Holding Ltd. Sponsored ADR (China-Hong Kong)	24,060	2,309
Fast Retailing Co., Ltd. (Japan)	4,330	2,205
MercadoLibre, Inc. (Argentina)(1)	1,178	1,999
Sea Ltd. ADR (Singapore)(1)	10,277	985
Yum China Holdings, Inc. (China)	47,132	1,921
		9,419

Consumer Staples—7.8%
Fomento Economico Mexicano SAB de C.V. Sponsored ADR (Mexico)	15,876	2,031
L’Oreal S.A. (France)	6,183	2,710
Unilever plc Sponsored ADR (United Kingdom)	37,675	2,265
		7,006

Financials—14.8%
Adyen N.V. (Netherlands)(1)	2,872	2,692
AIA Group Ltd. (China-Hong Kong)	391,543	3,567
Aon plc Class A (United Kingdom)	11,947	3,963
HDFC Bank Ltd. ADR (India)	118,688	3,066
		13,288

Health Care—12.9%
Alcon AG (Switzerland)	48,640	3,264
Galderma Group AG (Switzerland)	9,509	2,164
Haleon plc (United Kingdom)	404,225	1,864
STERIS plc (United States)	20,383	4,292
		11,584

Industrials—19.1%
Canadian Pacific Kansas City Ltd. (Canada)	51,282	4,443
Experian plc (Ireland)	58,769	1,982
Grab Holdings Ltd. Class A (Singapore)(1)	502,558	1,895
Recruit Holdings Co., Ltd. (Japan)	34,312	2,391
Schneider Electric SE (France)	8,494	2,770
Waste Connections, Inc. (Canada)	22,190	3,699
		17,180

Information Technology—22.9%
ARM Holdings plc ADR (United States)(1)	5,079	1,801
Disco Corp. (Japan)	2,455	1,227
	Shares	Value

Information Technology—continued
Infosys Ltd. Sponsored ADR (India)(2)	109,832	$1,152
Sage Group plc (The) (United Kingdom)	301,230	3,260
SAP SE Sponsored ADR (Germany)	22,899	3,529
Shopify, Inc. Class A (Canada)(1)	16,623	1,898
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	16,112	7,695
		20,562

Materials—4.1%
Linde plc (United States)	7,008	3,637
Total Common Stocks (Identified Cost $70,524)		85,286

Total Long-Term Investments—97.9% (Identified Cost $73,251)		87,901

Securities Lending Collateral—1.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 3.538%)(3)(4)	1,181,494	1,181
Total Securities Lending Collateral (Identified Cost $1,181)		1,181

TOTAL INVESTMENTS—99.2% (Identified Cost $74,432)		$89,082
Other assets and liabilities, net—0.8%		732
NET ASSETS—100.0%		$89,814

Abbreviations:
ADR	American Depositary Receipt
plc	Public Limited Company

Footnote Legend:
(1)	Non-income producing.
(2)	All or a portion of security is on loan.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United Kingdom	13%
United States	12
Canada	11
Taiwan	9
Germany	7
China-Hong Kong	7
Japan	7
Other	34
Total	100%
† % of total investments as of June 30, 2026.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

SGA International Growth Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
The following table summarizes the value of the Series’ investments as of June 30, 2026, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2026	Level 1 Quoted Prices
Assets:
Equity Securities:
Preferred Stock	$2,615	$2,615
Common Stocks	85,286	85,286
Securities Lending Collateral	1,181	1,181
Total Investments	$89,082	$89,082
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2026.
There were no transfers into or out of Level 3 related to securities held at June 30, 2026.
See Notes to Financial Statements

Tactical Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026
($ reported in thousands)

	Par Value	Value
U.S. Government Securities—5.4%
U.S. Treasury Bonds
1.250%, 5/15/50	$1,590	$757
1.375%, 8/15/50	595	292
1.875%, 2/15/51	470	261
2.000%, 8/15/51	50	29
3.625%, 2/15/53	1,640	1,312
4.250%, 2/15/54	155	138
U.S. Treasury Notes
4.250%, 11/30/26	200	200
0.375%, 7/31/27	40	38
4.375%, 12/31/29	85	86
4.250%, 11/15/34	160	158
Total U.S. Government Securities (Identified Cost $4,127)		3,271

Foreign Government Securities—1.1%
Costa Rica Government
144A 6.550%, 4/3/34(1)	5	5
144A 7.300%, 11/13/54(1)	5	6
Dominican Republic 144A 4.875%, 9/23/32(1)	46	44
Federative Republic of Brazil 6.000%, 10/20/33	22	22
Hungary Government International Bond
144A 6.250%, 9/22/32(1)	16	17
144A 5.500%, 3/26/36(1)	10	10
Kingdom of Bahrain
144A 5.625%, 5/18/34(1)	8	7
144A 7.100%, 2/3/38(1)	12	12
Kingdom of Morocco 144A 3.000%, 12/15/32(1)	10	9
Oman Government International Bond 144A 6.250%, 1/25/31(1)	25	26
Republic of Angola
144A 8.000%, 11/26/29(1)	10	10
144A 9.244%, 1/15/31(1)	5	5
Republic of Colombia
7.500%, 2/2/34	15	16
5.625%, 2/26/44	14	12
8.750%, 11/14/53	7	8
Republic of El Salvador
144A 8.625%, 2/28/29(1)	9	10
RegS 7.650%, 6/15/35(2)	10	10
Republic of Ghana RegS 5.000%, 7/3/35(2)(3)	11	10
Republic of Guatemala 144A 6.600%, 6/13/36(1)	8	9
Republic of Indonesia 5.100%, 2/10/54	28	26
Republic of Ivory Coast 144A 8.250%, 1/30/37(1)	6	7
	Par Value	Value

Foreign Government Securities—continued
Republic of Kazakhstan 144A 5.500%, 7/1/37(1)	$19	$19
Republic of Kenya
144A 7.875%, 10/9/33(1)	10	10
144A 9.500%, 3/5/36(1)	7	7
Republic of Nigeria 144A 10.375%, 12/9/34(1)	17	20
Republic of Panama 8.000%, 3/1/38	24	28
Republic of Peru 5.375%, 2/8/35	25	25
Republic of Philippines 4.750%, 3/5/35	18	17
Republic of Poland
4.875%, 10/4/33	21	21
5.125%, 9/18/34	7	7
Republic of Serbia 144A 6.500%, 9/26/33(1)	8	9
Republic of South Africa
4.850%, 9/30/29	10	10
5.875%, 6/22/30	15	15
5.650%, 9/27/47	5	4
144A 7.100%, 11/19/36(1)	7	8
Republic of Turkiye
7.625%, 5/15/34	35	37
6.625%, 2/17/45	10	9
Republica Orient Uruguay 5.100%, 6/18/50	20	19
Romanian Government International Bond 144A 5.875%, 1/30/29(1)	20	20
Saudi International Bond
144A 4.875%, 7/18/33(1)	25	25
144A 4.500%, 10/26/46(1)	15	13
United Mexican States
3.500%, 2/12/34	9	8
6.000%, 5/7/36	30	30
Uzbekistan International Bond 144A 6.900%, 2/28/32(1)	5	5
Total Foreign Government Securities (Identified Cost $631)		647

Mortgage-Backed Securities—6.0%
Agency—6.0%
Federal Home Loan Mortgage Corporation
Pool #SD5594 5.500%, 7/1/53	94	95
Pool #SD5856 3.500%, 1/1/54	294	267
Pool #SD8309 6.000%, 3/1/53	60	61
Pool #SD8383 5.500%, 12/1/53	146	147
Pool #SD8418 4.500%, 4/1/54	239	229
Pool #SD8492 5.000%, 1/1/55	252	248
See Notes to Financial Statements

Tactical Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value	Value

Agency—continued
Pool #SL3545 3.000%, 10/1/53	$132	$115
Federal National Mortgage Association
Pool #254007 6.500%, 10/1/31	— (4)	— (4)
Pool #835144 5.000%, 10/1/35	5	6
Pool #882224 6.000%, 9/1/36	1	1
Pool #914724 5.500%, 4/1/37	1	1
Pool #929637 5.500%, 6/1/38	1	1
Pool #940524 5.500%, 7/1/37	3	4
Pool #949301 6.000%, 10/1/37	1	1
Pool #975097 5.000%, 6/1/38	4	4
Pool #986012 5.500%, 6/1/38	1	1
Pool #991124 5.000%, 1/1/39	1	1
Pool #994322 6.000%, 1/1/39	1	1
Pool #994383 5.500%, 11/1/38	3	3
Pool #AA4418 4.500%, 3/1/39	2	2
Pool #AA4434 5.000%, 3/1/39	2	2
Pool #AA4436 6.000%, 3/1/39	1	1
Pool #CB6857 4.500%, 8/1/53	95	91
Pool #FA0685 6.000%, 1/1/55	173	178
Pool #FA1378 4.000%, 3/1/55	263	246
Pool #FA1728 6.000%, 10/1/53	190	195
Pool #FA2472 5.000%, 4/1/54	140	138
Pool #FA4052 5.500%, 7/1/55	113	114
Pool #FS6679 6.000%, 12/1/53	84	86
Pool #FS7751 4.000%, 3/1/53	218	205
Pool #MA4785 5.000%, 10/1/52	576	570
Pool #MA4805 4.500%, 11/1/52	107	104
Pool #MA4980 6.000%, 4/1/53	139	142
Pool #MA5072 5.500%, 7/1/53	181	183
Pool #MA5385 4.000%, 6/1/54	228	213
	Par Value	Value

Agency—continued
Government National Mortgage Association Pool #563381 6.500%, 11/15/31	$2	$2
Total Mortgage-Backed Securities (Identified Cost $3,670)		3,658

Corporate Bonds and Notes—11.0%
Communication Services—0.3%
Charter Communications Operating LLC 6.484%, 10/23/45	30	28
Meta Platforms, Inc. 5.750%, 11/15/65	40	36
Omnicom Group, Inc. 5.375%, 6/15/33	25	25
Sprint Capital Corp. 8.750%, 3/15/32	40	47
Verizon Communications, Inc. 6.200%, 5/14/56	40	40
		176

Consumer Discretionary—0.5%
Ashtead Capital, Inc. 144A 5.500%, 8/11/32(1)	34	35
Dick’s Sporting Goods, Inc. 4.100%, 1/15/52	80	58
Ford Motor Co.
3.250%, 2/12/32	26	23
4.750%, 1/15/43	15	12
Meritage Homes Corp. 144A 3.875%, 4/15/29(1)	59	57
PulteGroup, Inc. 4.900%, 3/1/36	35	34
Sodexo, Inc. 144A 5.800%, 8/15/35(1)	50	51
		270

Consumer Staples—0.2%
Alimentation Couche-Tard, Inc. 144A 5.077%, 9/29/35(1)	50	49
BAT Capital Corp. 7.750%, 10/19/32	27	31
Pilgrim’s Pride Corp. 6.250%, 7/1/33	33	35
		115

Energy—1.4%
APA Corp. 6.750%, 2/15/55	35	37
BP Capital Markets plc 4.875% (5)	40	40
Columbia Pipelines Operating Co. LLC 144A 5.439%, 2/15/35(1)	25	25
Diamondback Energy, Inc. 5.900%, 4/18/64	45	44
DT Midstream, Inc. 144A 4.375%, 6/15/31(1)	40	39
Enbridge, Inc. 8.500%, 1/15/84	45	51
See Notes to Financial Statements

Tactical Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value	Value

Energy—continued
Eni SpA 144A 6.000%, 5/18/56(1)	$45	$44
EOG Resources, Inc. 5.650%, 12/1/54	45	44
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(1)	50	46
Harbour Energy plc 144A 6.327%, 4/1/35(1)	50	51
HF Sinclair Corp. 6.250%, 1/15/35	30	31
KazMunayGas National Co. JSC 144A 5.750%, 4/19/47(1)	11	11
KeySpan Gas East Corp. 144A 5.994%, 3/6/33(1)	34	35
Kinder Morgan, Inc. 5.850%, 6/1/35	30	31
Occidental Petroleum Corp. 6.200%, 3/15/40	35	36
Pertamina Persero PT 144A 6.450%, 5/30/44(1)	40	41
Petroleos Mexicanos
7.690%, 1/23/50	1	1
6.350%, 2/12/48	29	24
Petronas Capital Ltd. 144A 5.848%, 4/3/55(1)	18	19
Reliance Industries Ltd. 144A 2.875%, 1/12/32(1)	35	32
Saudi Arabian Oil Co. 144A 5.250%, 7/17/34(1)	40	40
Sempra Infrastructure Partners LP 144A 3.250%, 1/15/32(1)	63	56
TransCanada PipeLines Ltd. 6.375%, 10/17/56	10	10
Western Midstream Operating LP 5.250%, 2/1/50	45	39
Williams Cos., Inc. (The) 5.150%, 3/15/34	40	40
		867

Financials—4.7%
AerCap Ireland Capital DAC
6.950%, 3/10/55	25	26
6.500%, 1/31/56	25	25
Ally Financial, Inc. 8.000%, 11/1/31	40	45
American Express Co. 5.625%, 7/28/34	72	74
Ameriprise Financial, Inc. 5.350%, 6/15/36	36	36
Apollo Debt Solutions BDC
6.900%, 4/13/29	20	21
5.875%, 8/30/30	25	25
Apollo Global Management, Inc. 6.000%, 12/15/54	50	48
Ascot Group Ltd. 144A 4.250%, 12/15/30(1)	65	60
Atlas Warehouse Lending Co. LP 144A 5.250%, 1/15/33(1)	50	49
Australia & New Zealand Banking Group Ltd. 144A 5.816%, 6/18/36(1)	35	36
Aviation Capital Group LLC 144A 6.750%, 10/25/28(1)	35	36
	Par Value	Value

Financials—continued
Avilease Capital Ltd. 144A 5.500%, 6/30/31(1)	$35	$35
Bank of America Corp.
2.687%, 4/22/32	27	24
5.518%, 10/25/35	90	90
BlackRock Funding, Inc. 5.250%, 3/14/54	53	50
Blackstone Private Credit Fund 5.250%, 4/1/30	35	34
Blue Owl Finance LLC 3.125%, 6/10/31	60	53
BPCE S.A. 144A 7.003%, 10/19/34(1)	50	54
Brookfield Asset Management Ltd. 5.795%, 4/24/35	35	36
Capital One Financial Corp.
2.359%, 7/29/32	32	28
6.377%, 6/8/34	10	11
Capital Power U.S. Holdings, Inc. 144A 6.189%, 6/1/35(1)	30	31
Charles Schwab Corp. (The)
6.136%, 8/24/34	35	37
Series H 4.000%(5)	18	17
Citadel Finance LLC
144A 4.750%, 2/14/29(1)	25	25
144A 5.150%, 2/14/31(1)	10	10
Citigroup, Inc.
3.980%, 3/20/30	56	55
6.270%, 11/17/33	56	60
Corebridge Financial, Inc. 6.375%, 9/15/54	61	61
Deutsche Bank AG 5.060%, 4/14/32	55	55
Drawbridge Special Opportunities Fund LP 144A 5.950%, 9/17/30(1)	40	38
EMD Finance LLC 144A 5.000%, 10/15/35(1)	50	49
ENEL Finance International N.V. 144A 5.500%, 6/26/34(1)	40	41
F&G Annuities & Life, Inc. 6.500%, 6/4/29	45	46
Flutter Treasury DAC 144A 5.875%, 6/4/31(1)	50	50
Global Atlantic Fin Co. 144A 6.750%, 3/15/54(1)	25	24
Global Payments, Inc. 5.550%, 11/15/35	50	48
Goldman Sachs Group, Inc. (The)
6.450%, 5/1/36	24	26
4.939%, 10/21/36	25	24
5.065%, 1/21/37	2	2
HA Sustainable Infrastructure Capital, Inc. 6.375%, 7/1/34	49	50
Huntington Bancshares, Inc.
5.709%, 2/2/35	25	26
6.141%, 11/18/39	40	41
Icon Investments Six DAC 6.000%, 5/8/34	50	51
Imperial Brands Finance plc 144A 5.875%, 7/1/34(1)	35	36
JH North America Holdings, Inc. 144A 6.125%, 7/31/32(1)	50	50
See Notes to Financial Statements

Tactical Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value	Value

Financials—continued
JPMorgan Chase & Co.
5.717%, 9/14/33	$47	$48
1.953%, 2/4/32	73	64
KeyCorp 4.789%, 6/1/33	39	38
Lseg U.S. Fin Corp. 144A 5.250%, 3/23/36(1)	25	25
Mizuho Financial Group, Inc. 2.564%, 9/13/31	40	35
Morgan Stanley 5.948%, 1/19/38	65	67
National Australia Bank Ltd. 144A 5.625%, 6/4/37(1)	45	45
NextEra Energy Capital Holdings, Inc. 6.500%, 8/15/55	55	56
Nippon Life Insurance Co. 144A 6.500%, 4/30/55(1)	15	16
Northern Trust Corp. 3.375%, 5/8/32	63	62
Omnis Funding Trust 144A 6.722%, 5/15/55(1)	40	42
PNC Financial Services Group, Inc. (The)
5.575%, 1/29/36	30	31
5.423%, 1/25/41	20	20
Prudential Financial, Inc.
6.750%, 3/1/53	46	48
6.500%, 3/15/54	25	26
South Bow USA Infrastructure Holdings LLC
5.584%, 10/1/34	30	30
6.176%, 10/1/54	25	24
State Street Corp.
6.123%, 11/21/34	25	26
Series I 6.700%(5)	35	36
Stellantis Finance U.S., Inc. 144A 6.450%, 3/18/35(1)	40	39
Sumitomo Life Insurance Co. 144A 5.875%, 9/10/55(1)	50	50
U.S. Bancorp 5.424%, 2/12/36	50	51
UBS Group AG 144A 7.000% (1)(5)	35	35
Wells Fargo & Co.
4.897%, 7/25/33	87	86
6.491%, 10/23/34	15	16
		2,865

Health Care—0.8%
180 Medical, Inc. 144A 5.300%, 10/8/35(1)	60	59
Abbott Laboratories 5.500%, 3/15/56	14	14
Amgen, Inc. 5.650%, 3/2/53	49	48
Augusta SpinCo Corp. 5.245%, 3/23/36	15	15
Baxter International, Inc. 3.132%, 12/1/51	80	48
CVS Health Corp. 5.050%, 3/25/48	40	35
Dentsply Sirona, Inc. 3.250%, 6/1/30	59	55
	Par Value	Value

Health Care—continued
HCA, Inc. 5.250%, 6/15/49	$65	$58
Royalty Pharma plc
5.400%, 9/2/34	30	30
3.350%, 9/2/51	37	25
Smith & Nephew plc 5.400%, 3/20/34	45	45
Universal Health Services, Inc.
2.650%, 1/15/32	28	24
5.050%, 10/15/34	25	24
		480

Industrials—1.0%
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(1)	61	62
Baker Hughes Holdings LLC 5.850%, 6/15/56	35	35
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 9/15/36(1)	69	63
CoStar Group, Inc. 144A 2.800%, 7/15/30(1)	56	50
Delta Air Lines Pass-Through Trust 2015-1, AA 3.625%, 1/30/29	68	67
Fedex Freight Holding Co., Inc. 144A 5.250%, 3/15/36(1)	35	34
Flowserve Corp. 3.500%, 10/1/30	50	47
Hubbell, Inc. 5.150%, 6/15/36	15	15
L3Harris Technologies, Inc. 5.400%, 7/31/33	55	56
Rio Grande LNG LLC 144A 6.150%, 6/30/41(1)	45	45
Stanley Black & Decker, Inc. 6.707%, 3/15/60	35	35
United Airlines Pass-Through Trust 2023-1, A 5.800%, 7/15/37	31	32
United Airlines Pass-Through-Trust 2024-1, AA 5.450%, 8/15/38	14	14
Veralto Corp. 5.450%, 9/18/33	38	39
		594

Information Technology—0.9%
Booz Allen Hamilton, Inc. 5.950%, 8/4/33	25	25
Broadcom, Inc. 144A 3.137%, 11/15/35(1)	60	51
Broadridge Financial Solutions, Inc. 5.750%, 5/15/36	30	30
Flex Ltd. 5.375%, 11/13/35	50	49
Foundry JV Holdco LLC 144A 5.875%, 1/25/34(1)	25	25
Gartner, Inc. 144A 3.750%, 10/1/30(1)	70	64
HUT 8 DC LLC 144A 6.192%, 11/15/42(1)	30	30
IQVIA, Inc. 6.250%, 2/1/29	21	22
See Notes to Financial Statements

Tactical Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Marvell Technology, Inc. 5.300%, 4/15/36	$50	$50
Oracle Corp.
5.550%, 2/6/53	27	22
3.850%, 4/1/60	30	18
QTS Fayetteville I Dc1-2 LLC 144A 5.700%, 4/15/36(1)	35	33
Roper Technologies, Inc. 5.100%, 9/15/35	50	49
VSP Optical Group, Inc. 144A 5.650%, 6/1/36(1)	45	45
		513

Materials—0.4%
Bayport Polymers LLC 144A 5.140%, 4/14/32(1)	65	64
Berry Global, Inc. 5.650%, 1/15/34	40	41
Corp. Nacional del Cobre de Chile 144A 5.950%, 1/8/34(1)	33	34
Glencore Funding LLC 144A 2.850%, 4/27/31(1)	41	37
Smurfit Kappa Treasury ULC 5.777%, 4/3/54	60	60
		236

Real Estate—0.0%
Essential Properties LP 5.375%, 7/15/36	15	15
Utilities—0.8%
Black Hills Corp. 6.150%, 5/15/34	40	42
Brooklyn Union Gas Co. (The) 144A 4.866%, 8/5/32(1)	52	51
Chpe LLC 144A 5.350%, 6/30/36(1)	45	45
CMS Energy Corp. 4.750%, 6/1/50	65	64
Constellation Energy Generation LLC 5.875%, 1/15/66	35	34
Dominion Energy, Inc.
6.200%, 2/15/56	30	30
Series B 7.000%, 6/1/54	25	27
Entergy Corp. 7.125%, 12/1/54	65	67
New York State Electric & Gas Corp. 144A 5.850%, 8/15/33(1)	47	49
NRG Energy, Inc. 144A 7.000%, 3/15/33(1)	48	52
Puget Energy, Inc. 4.224%, 3/15/32	42	40
		501

Total Corporate Bonds and Notes (Identified Cost $6,601)		6,632

	Par Value	Value

Leveraged Loans—0.0%
Energy—0.0%
Paragon Offshore Finance Co. (6 month PRIME + 0.000%) 3.750%, 7/19/27(6)(7)	$— (4)	$—
Total Leveraged Loans (Identified Cost $—)(4)		—

	Shares
Common Stocks—61.8%
Communication Services—5.3%
Alphabet, Inc. Class A	3,492	1,248
Dayamitra Telekomunikasi PT	1,877,500	57
Infrastrutture Wireless Italiane SpA	25,282	178
Meta Platforms, Inc. Class A	1,245	701
oOh!media Ltd.	357,540	359
Reddit, Inc. Class A(8)	2,627	456
Space Exploration Technologies Corp. Class A(8)	1,307	223
		3,222

Consumer Discretionary—5.5%
Allegro.eu S.A.(8)	29,294	295
Amazon.com, Inc.(8)	5,266	1,255
Bright Horizons Family Solutions, Inc.(8)	2,238	159
Hermes International SCA Unsponsored ADR	1,520	278
Installed Building Products, Inc.	450	104
Marriott International, Inc. Class A	1,566	580
Pool Corp.	736	158
Rollins, Inc.	4,653	194
SiteOne Landscape Supply, Inc.(8)	1,056	121
Thor Industries, Inc.	2,104	158
		3,302

Consumer Staples—0.5%
BJ’s Wholesale Club Holdings, Inc.(8)	1,868	163
Heineken Malaysia Bhd	31,400	149
		312

Energy—0.5%
Pason Systems, Inc.	32,872	286
Financials—9.6%
AJ Bell plc	81,396	660
Caixa Seguridade Participacoes S.A.	220,835	845
FinecoBank Banca Fineco SpA	24,891	624
Hamilton Lane, Inc. Class A	1,524	120
IntegraFin Holdings plc	40,507	190
Interactive Brokers Group, Inc. Class A	4,331	377
Jack Henry & Associates, Inc.	1,885	260
LPL Financial Holdings, Inc.	710	200
Mortgage Advice Bureau Holdings Ltd.	21,238	145
Progressive Corp. (The)	1,834	401
Qualitas Controladora SAB de C.V.	15,038	151
Steadfast Group Ltd.	90,867	321
Visa, Inc. Class A	3,554	1,219
See Notes to Financial Statements

Tactical Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Shares	Value

Financials—continued
W. R. Berkley Corp.	4,508	$318
		5,831

Health Care—6.2%
Align Technology, Inc.(8)	706	119
As One Corp.	29,400	410
Cooper Cos., Inc. (The)(8)	2,836	203
Eli Lilly & Co.	592	710
Globus Medical, Inc. Class A(8)	2,131	168
Haw Par Corp., Ltd.	51,700	634
IDEXX Laboratories, Inc.(8)	613	323
Intuitive Surgical, Inc.(8)	747	297
Medline, Inc. Class A(8)	11,423	451
Riverstone Holdings Ltd.	279,100	184
Sartorius Stedim Biotech	1,370	284
		3,783

Industrials—14.4%
Allegion plc	1,820	256
Beijer Ref AB Class B	17,593	258
Comfort Systems USA, Inc.	328	650
Epiroc AB Class B	24,585	570
Equifax, Inc.	929	147
Exponent, Inc.	2,506	147
Fair Isaac Corp.(8)	430	514
Haitian International Holdings Ltd.	138,503	331
Howden Joinery Group plc	35,562	395
Japan Elevator Service Holdings Co., Ltd.	23,700	253
Karman Holdings, Inc.(8)	5,741	287
Knorr-Bremse AG	2,677	311
Lennox International, Inc.	385	221
Lumax International Corp., Ltd.	32,000	124
MISUMI Group, Inc.	12,700	312
MonotaRO Co., Ltd.	24,400	278
MTU Aero Engines AG	1,039	432
NICE Information Service Co., Ltd.	15,225	135
Nordson Corp.	969	292
S-1 Corp.	5,817	268
Saia, Inc.(8)	556	234
Spirax Group plc	4,493	407
Sterling Infrastructure, Inc.(8)	582	488
Uber Technologies, Inc.(8)	4,904	354
UL Solutions, Inc. Class A	3,149	321
VAT Group AG	212	185
Watsco, Inc.	522	218
Zurn Elkay Water Solutions Corp.	6,434	325
		8,713

Information Technology—18.8%
Amphenol Corp. Class A	7,732	1,363
ARM Holdings plc ADR(8)	2,875	1,019
Cloudflare, Inc. Class A(8)	2,788	684
Datadog, Inc. Class A(8)	3,671	956
KLA Corp.	2,969	896
Marvell Technology, Inc.	2,871	855
Monolithic Power Systems, Inc.	427	590
NVIDIA Corp.	8,847	1,770
Riken Keiki Co., Ltd.	15,800	359
ServiceNow, Inc.(8)	4,027	400
ServiceTitan, Inc. Class A(8)	2,892	205
	Shares	Value

Information Technology—continued
Shopify, Inc. Class A(8)	4,748	$542
Snowflake, Inc. Class A(8)	3,725	948
Teledyne Technologies, Inc.(8)	484	323
Trimble, Inc.(8)	3,608	185
Universal Display Corp.	1,730	150
Zebra Technologies Corp. Class A(8)	657	173
		11,418

Materials—1.0%
Corp. Moctezuma SAB de C.V.	107,255	511
Forterra plc	67,596	121
		632

Total Common Stocks (Identified Cost $25,797)		37,499

Affiliated Mutual Funds—12.6%
Fixed Income Funds—12.6%
Virtus Newfleet ABS MACS(9)(10)	211,132	2,082
Virtus Newfleet CMBS MACS(9)(10)	120,161	1,192
Virtus Newfleet Floating Rate MACS(9)(10)	105,415	1,006
Virtus Newfleet High Yield MACS(9)(10)	109,429	1,069
Virtus Newfleet RMBS MACS(9)(10)	227,191	2,297
Total Affiliated Mutual Funds (Identified Cost $7,727)		7,646

Total Long-Term Investments—97.9% (Identified Cost $48,553)		59,353

Short-Term Investment—0.1%
Money Market Mutual Fund—0.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 3.538%)(10)	68,895	69
Total Short-Term Investment (Identified Cost $69)		69

TOTAL INVESTMENTS—98.0% (Identified Cost $48,622)		$59,422
Other assets and liabilities, net—2.0%		1,237
NET ASSETS—100.0%		$60,659

Abbreviations:
ABS	Asset-Backed Securities
ADR	American Depositary Receipt
BDC	Business Development Companies
CMBS	Commercial Mortgage-Backed Securities
DAC	Designated Activity Company
JSC	Joint Stock Company
LLC	Limited Liability Company
LP	Limited Partnership
MACS	Managed Account Completion Shares
plc	Public Limited Company
RMBS	Residential Mortgage-Backed Securities
ULC	Unlimited Liability Company

For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Tactical Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
Footnote Legend:
(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, these securities amounted to a value of $2,713 or 4.5% of net assets.

(2)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(3)	Represents step coupon bond. Rate shown reflects the rate in effect as of June 30, 2026.
(4)	Amount is less than $500 (not in thousands).
(5)	No contractual maturity date.
(6)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(7)	Security in default; no interest payments are being received.
(8)	Non-income producing.
(9)	Affiliated investment. See Note 3F in Notes to Financial Statements.
(10)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	78%
United Kingdom	4
Japan	3
Singapore	2
Brazil	2
Italy	2
Sweden	1
Other	8
Total	100%
† % of total investments as of June 30, 2026.

Exchange-traded futures contracts as of June 30, 2026 were as follows :
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Short Contracts:
U.S. Treasury Ultra Bond Future	September 2026	(1)	$(116)	$—	$(2)
Total				$—	$(2)

Centrally cleared credit default swaps - buy protection(1) outstanding as of June 30, 2026 were as follows:
Reference Entity	Payment Frequency	Fixed Rate	Expiration Date	Notional Amount(2)	Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
CDX.EM.CDSI.S45	Quarterly	1.000%	06/20/31	$230	$4	$6	$—	$(2)
CDX.HY.CDSI.S46	Quarterly	5.000%	06/20/31	208	(17)	(16)	—	(1)
Total					$(13)	$(10)	$—	$(3)

Footnote Legend:
(1)
If the Series is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Series will either: (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index; or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)
The maximum potential amount the Series could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Notes to Financial Statements

Tactical Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
The following table summarizes the value of the Series’ investments as of June 30, 2026, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$3,271	$—	$3,271	$—
Foreign Government Securities	647	—	647	—
Mortgage-Backed Securities	3,658	—	3,658	—
Corporate Bonds and Notes	6,632	—	6,632	—
Leveraged Loans	— (1)	—	—	— (1)
Equity Securities:
Common Stocks	37,499	37,499	—	—
Affiliated Mutual Funds	7,646	7,646	—	—
Money Market Mutual Fund	69	69	—	—
Total Assets	59,422	45,214	14,208	—
Liabilities:
Other Financial Instruments:
Centrally Cleared Credit Default Swaps*	(13)	—	(13)	—
Futures Contracts	(2)	(2)	—	—
Total Liabilities	(15)	(2)	(13)	—
Total Investments	$59,407	$45,212	$14,195	$—

(1)	Includes internally fair valued securities currently priced at zero ($0).
*	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
There were no transfers into or out of Level 3 related to securities held at June 30, 2026.
Some of the Series’ investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended June 30, 2026.
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Unaudited)
June 30, 2026
(Reported in thousands except shares and per share amounts)

	Duff & Phelps Real Estate Securities Series	KAR Capital Growth Series	KAR Equity Income Series	KAR Small-Cap Growth Series
Assets
Investment in securities at value(1)(2)	$115,106	$237,403	$80,498	$48,723
Cash	945	1,373	367	759
Receivables
Investment securities sold	—	—	—	94
Series shares sold	27	—	—	1
Dividends	322	32	92	25
Tax reclaims	—	1	135	—
Securities lending income	—	—	—	— (a)
Prepaid Trustees’ retainer	2	3	1	1
Other assets	278	569	193	110
Total assets	116,680	239,381	81,286	49,713
Liabilities
Payables
Series shares repurchased	67	174	70	7
Collateral on securities loaned	—	—	—	2,246
Investment advisory fees	63	121	31	24
Distribution and service fees	17	48	16	9
Administration and accounting fees	16	26	13	10
Transfer agent fees and expenses	— (a)	— (a)	— (a)	— (a)
Professional fees	19	19	18	18
Trustee deferred compensation plan	278	569	193	110
Interest expense and/or commitment fees	— (a)	1	— (a)	— (a)
Other accrued expenses	17	43	19	17
Total liabilities	477	1,001	360	2,441
Commitments and contingencies (Note 4C, 4D)	—	—	—	—
Net Assets	$116,203	$238,380	$80,926	$47,272
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$72,751	$83,736	$52,773	$42,660
Accumulated earnings (loss)	43,452	154,644	28,153	4,612
Net Assets	$116,203	$238,380	$80,926	$47,272
Net Assets:
Class A	$82,742	$238,380	$80,926	$46,802
Class I	$33,461	$—	$—	$470
Shares of Beneficial Interest Outstanding $1 par value, unlimited authorization:
Class A	3,469,421	6,759,145	5,557,839	3,128,048
Class I	1,409,243	—	—	28,959
Net Asset Value Per Share:(b)
Class A	$23.85	$35.27	$14.56	$14.96
Class I	$23.74	$—	$—	$16.25

(1) Investment in securities at cost	$73,668	$117,020	$53,271	$42,190
(2) Market value of securities on loan	$—	$—	$—	$2,121

(a)	Amount is less than $500 (not in thousands).
(b)	Net Asset Value Per Common Share is calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Unaudited) (Continued)
June 30, 2026
(Reported in thousands except shares and per share amounts)

	KAR Small-Cap Value Series	Newfleet Multi-Sector Intermediate Bond Series	SGA International Growth Series	Tactical Allocation Series
Assets
Investment in securities at value(1)(2)	$49,883	$43,259	$89,082	$51,776
Investment in affiliates at value(3)	—	38,165	—	7,646
Foreign currency at value(4)	—	8	—	14
Cash	1,804	937	1,643	1,066
Cash pledged as collateral for cleared swaps	—	—	—	5
Due from broker	—	—	—	74
Variation margin receivable on futures contracts	—	—	—	1
Variation margin receivable on swap contracts	—	—	—	— (a)
Receivables
Investment securities sold	—	7	—	29
Series shares sold	—	12	31	—
Dividends and interest	41	747	106	210
Tax reclaims	—	—	241	15
Securities lending income	—	—	14	—
Prepaid Trustees’ retainer	1	1	1	1
Other assets	122	201	218	146
Total assets	51,851	83,337	91,336	60,983
Liabilities
Credit default swaps at value	—	—	—	3
Payables
Series shares repurchased	12	58	1	8
Investment securities purchased	—	168	—	74
Collateral on securities loaned	—	—	1,181	—
Investment advisory fees	25	32	46	21
Distribution and service fees	10	16	18	13
Administration and accounting fees	11	13	14	12
Transfer agent fees and expenses	— (a)	— (a)	— (a)	— (a)
Professional fees	17	22	21	23
Trustee deferred compensation plan	122	201	218	146
Interest expense and/or commitment fees	— (a)	— (a)	— (a)	— (a)
Other accrued expenses	13	31	23	24
Total liabilities	210	541	1,522	324
Commitments and contingencies (Note 4C, 4D)	—	—	—	—
Net Assets	$51,641	$82,796	$89,814	$60,659
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$25,945	$91,173	$72,209	$46,422
Accumulated earnings (loss)	25,696	(8,377)	17,605	14,237
Net Assets	$51,641	$82,796	$89,814	$60,659

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Unaudited) (Continued)
June 30, 2026
(Reported in thousands except shares and per share amounts)
	KAR Small-Cap Value Series	Newfleet Multi-Sector Intermediate Bond Series	SGA International Growth Series	Tactical Allocation Series
Net Assets:
Class A	$51,641	$78,570	$89,685	$60,659
Class I	$—	$4,226	$129	$—
Shares of Beneficial Interest Outstanding $1 par value, unlimited authorization:
Class A	3,491,238	8,906,443	7,165,597	5,120,710
Class I	—	482,668	10,237	—
Net Asset Value Per Share:(b)
Class A	$14.79	$8.82	$12.52	$11.85
Class I	$—	$8.76	$12.63	$—

(1) Investment in securities at cost	$27,181	$42,563	$74,432	$40,895
(2) Market value of securities on loan	$—	$—	$1,129	$—
(3) Investment in affiliates at cost	$—	$38,644	$—	$7,727
(4) Foreign currency at cost	$—	$8	$—	$14

(a)	Amount is less than $500 (not in thousands).
(b)	Net Asset Value Per Common Share is calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST
STATEMENTS OF OPERATIONS (FORM N-CSR ITEM 7) (Unaudited)
SIX MONTHS ENDED June 30, 2026
($ reported in thousands)

	Duff & Phelps Real Estate Securities Series	KAR Capital Growth Series	KAR Equity Income Series	KAR Small-Cap Growth Series
Investment Income
Dividends	$2,393	$755	$1,108	$200
Securities lending, net of fees	—	4	5	1
Foreign taxes withheld	—	(7)	(44)	—
Reclassification of prior year dividend income to return of capital	—	—	—	(230)
Total investment income	2,393	752	1,069	(29)
Expenses
Investment advisory fees	407	775	270	204
Distribution and service fees, Class A	98	277	96	59
Administration and accounting fees	65	121	50	35
Transfer agent fees and expenses	— (a)	— (a)	— (a)	— (a)
Custodian fees	— (a)	— (a)	— (a)	2
Printing fees and expenses	9	17	6	7
Professional fees	15	16	14	13
Interest expense and/or commitment fees	— (a)	1	— (a)	— (a)
Trustees’ fees and expenses	3	7	2	2
Miscellaneous expenses	4	9	7	2
Total expenses	601	1,223	445	324
Less net expenses reimbursed and/or waived by investment adviser(1)	(42)	(82)	(68)	(51)
Net expenses	559	1,141	377	273
Net investment income (loss)	1,834	(389)	692	(302)
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	857	35,396	690	(383)
Foreign currency transactions	—	—	— (a)	—
Net change in unrealized appreciation (depreciation) on:
Investments	14,359	(19,330)	9,632	(501)
Foreign currency translations	—	—	— (a)	—
Net realized and unrealized gain (loss) on investments	15,216	16,066	10,322	(884)
Net increase (decrease) in net assets resulting from operations	$17,050	$15,677	$11,014	$(1,186)

(a)	Amount is less than $500 (not in thousands).
(1)	See Note 4D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST
STATEMENTS OF OPERATIONS (FORM N-CSR ITEM 7) (Unaudited) (Continued)
SIX MONTHS ENDED June 30, 2026
($ reported in thousands)

	KAR Small-Cap Value Series	Newfleet Multi-Sector Intermediate Bond Series	SGA International Growth Series	Tactical Allocation Series
Investment Income
Dividends	$395	$22	$739	$370
Dividends from affiliated	—	1,084	—	209
Interest	—	1,220	—	385
Securities lending, net of fees	—	—	67	— (a)
Foreign taxes withheld	—	—	(50)	(20)
Total investment income	395	2,326	756	944
Expenses
Investment advisory fees	233	207	340	168
Distribution and service fees, Class A	65	98	113	76
Administration and accounting fees	37	52	56	42
Transfer agent fees and expenses	— (a)	— (a)	— (a)	— (a)
Custodian fees	— (a)	2	1	5
Printing fees and expenses	5	8	9	6
Professional fees	12	17	16	17
Interest expense and/or commitment fees	— (a)	— (a)	— (a)	— (a)
Trustees’ fees and expenses	2	3	3	2
Miscellaneous expenses	2	8	9	10
Total expenses	356	395	547	326
Less net expenses reimbursed and/or waived by investment adviser(1)	(71)	(11)	(48)	(36)
Net expenses	285	384	499	290
Net investment income (loss)	110	1,942	257	654
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	3,027	360	3,194	3,237
Investments in affiliates	—	(26)	—	3
Foreign currency transactions	—	— (a)	2	(2)
Futures	—	—	—	7
Swaps	—	—	—	2
Net change in unrealized appreciation (depreciation) on:
Investments	867	(413)	(7,062)	(2,597)
Investments in affiliates	—	(237)	—	(59)
Foreign currency translations	—	— (a)	(9)	(1)
Futures	—	—	—	(2)
Swaps	—	—	—	(3)
Net realized and unrealized gain (loss) on investments	3,894	(316)	(3,875)	585
Net increase (decrease) in net assets resulting from operations	$4,004	$1,626	$(3,618)	$1,239

(a)	Amount is less than $500 (not in thousands).
(1)	See Note 4D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7)
($ reported in thousands)

	Duff & Phelps Real Estate Securities Series		KAR Capital Growth Series
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets From Operations
Net investment income (loss)	$1,834	$2,210	$(389)	$(1,392)
Net realized gain (loss)	857	336	35,396	31,339
Net change in unrealized appreciation (depreciation)	14,359	(1,769)	(19,330)	(13,562)
Increase (decrease) in net assets resulting from operations	17,050	777	15,677	16,385
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(325)	(2,328)	(8,458)	(27,070)
Class I	(126)	(862)	—	—
Total dividends and distributions to shareholders	(451)	(3,190)	(8,458)	(27,070)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(3,110)	(4,973)	(6,420)	(1,531)
Class I	602	4,043	—	—
Increase (decrease) in net assets from capital transactions	(2,508)	(930)	(6,420)	(1,531)
Net increase (decrease) in net assets	14,091	(3,343)	799	(12,216)
Net Assets
Beginning of period	102,112	105,455	237,581	249,797
End of Period	$116,203	$102,112	$238,380	$237,581
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7) (Continued)
($ reported in thousands)

	KAR Equity Income Series		KAR Small-Cap Growth Series
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets From Operations
Net investment income (loss)	$692	$1,422	$(302)	$(54)
Net realized gain (loss)	690	2,560	(383)	6,474
Net change in unrealized appreciation (depreciation)	9,632	5,934	(501)	(22,391)
Increase (decrease) in net assets resulting from operations	11,014	9,916	(1,186)	(15,971)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	—	(5,959)	—	(13,428)
Class I	—	—	—	(122)
Total dividends and distributions to shareholders	—	(5,959)	—	(13,550)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(5,100)	(5,770)	(3,466)	6,449
Class I	—	—	(32)	(6,590)
Increase (decrease) in net assets from capital transactions	(5,100)	(5,770)	(3,498)	(141)
Net increase (decrease) in net assets	5,914	(1,813)	(4,684)	(29,662)
Net Assets
Beginning of period	75,012	76,825	51,956	81,618
End of Period	$80,926	$75,012	$47,272	$51,956
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7) (Continued)
($ reported in thousands)

	KAR Small-Cap Value Series		Newfleet Multi-Sector Intermediate Bond Series
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets From Operations
Net investment income (loss)	$110	$173	$1,942	$4,385
Net realized gain (loss)	3,027	4,397	334	(1,168)
Net change in unrealized appreciation (depreciation)	867	(7,152)	(650)	3,042
Increase (decrease) in net assets resulting from operations	4,004	(2,582)	1,626	6,259
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(353)	(5,636)	(333)	(4,145)
Class I	—	—	(18)	(240)
Total dividends and distributions to shareholders	(353)	(5,636)	(351)	(4,385)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(3,454)	(1,122)	(2,771)	(5,156)
Class I	—	—	(52)	406
Increase (decrease) in net assets from capital transactions	(3,454)	(1,122)	(2,823)	(4,750)
Net increase (decrease) in net assets	197	(9,340)	(1,548)	(2,876)
Net Assets
Beginning of period	51,444	60,784	84,344	87,220
End of Period	$51,641	$51,444	$82,796	$84,344
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7) (Continued)
($ reported in thousands)

	SGA International Growth Series		Tactical Allocation Series
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets From Operations
Net investment income (loss)	$257	$170	$654	$1,288
Net realized gain (loss)	3,196	6,292	3,247	8,520
Net change in unrealized appreciation (depreciation)	(7,071)	2,678	(2,662)	(5,284)
Increase (decrease) in net assets resulting from operations	(3,618)	9,140	1,239	4,524
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(2,450)	(3,334)	(1,463)	(9,321)
Class I	(3)	(5)	—	—
Total dividends and distributions to shareholders	(2,453)	(3,339)	(1,463)	(9,321)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(1,989)	(8,813)	(3,705)	14
Class I	3	5	—	—
Increase (decrease) in net assets from capital transactions	(1,986)	(8,808)	(3,705)	14
Net increase (decrease) in net assets	(8,057)	(3,007)	(3,929)	(4,783)
Net Assets
Beginning of period	97,871	100,878	64,588	69,371
End of Period	$89,814	$97,871	$60,659	$64,588
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(2)

Duff & Phelps Real Estate Securities Series
Class A
1/1/26 to 6/30/26(8)	$20.47	0.36	3.11	3.47	(0.01)	(0.08)	(0.09)	3.38	$23.85	16.98%	$82,742	1.10%	1.18%	3.29%	8%
1/1/25 to 12/31/25	20.97	0.44	(0.29)	0.15	(0.56)	(0.09)	(0.65)	(0.50)	20.47	0.72	73,907	1.10	1.19	2.10	22
1/1/24 to 12/31/24	19.44	0.42	1.71	2.13	(0.37)	(0.23)	(0.60)	1.53	20.97	10.92	80,738	1.10	1.16	2.10	40
1/1/23 to 12/31/23	18.08	0.40	1.55	1.95	(0.40)	(0.19)	(0.59)	1.36	19.44	11.03	81,442	1.08	1.15	2.14	29
1/1/22 to 12/31/22	25.32	0.29	(6.84)	(6.55)	(0.20)	(0.49)	(0.69)	(7.24)	18.08	(26.09)	74,859	1.13 (9)	1.21	1.40	24
1/1/21 to 12/31/21	17.71	0.17	8.01	8.18	(0.16)	(0.41)	(0.57)	7.61	25.32	46.41	111,162	1.10	1.17	0.77	16
Class I
1/1/26 to 6/30/26(8)	$20.36	0.40	3.07	3.47	(0.01)	(0.08)	(0.09)	3.38	$23.74	17.07%	$33,461	0.85%	0.93%	3.61%	8%
1/1/25 to 12/31/25	20.86	0.50	(0.29)	0.21	(0.62)	(0.09)	(0.71)	(0.50)	20.36	1.00	28,205	0.85	0.94	2.41	22
1/1/24 to 12/31/24	19.39	0.52	1.66	2.18	(0.48)	(0.23)	(0.71)	1.47	20.86	11.15	24,717	0.85	0.91	2.52	40
1/1/23 to 12/31/23	18.05	0.46	1.54	2.00	(0.47)	(0.19)	(0.66)	1.34	19.39	11.31	12,155	0.83	0.90	2.48	29
1/1/22 to 12/31/22	25.31	0.37	(6.86)	(6.49)	(0.28)	(0.49)	(0.77)	(7.26)	18.05	(25.90)	9,201	0.88 (9)	0.97	1.76	24
1/1/21 to 12/31/21	17.70	0.23	8.02	8.25	(0.23)	(0.41)	(0.64)	7.61	25.31	46.87	8,321	0.85	0.92	1.04	16

KAR Capital Growth Series
Class A
1/1/26 to 6/30/26(8)	$34.08	(0.06)	2.54	2.48	—	(1.29)	(1.29)	1.19	$35.27	7.24%	$238,380	1.03%	1.10%	(0.35) %	25%
1/1/25 to 12/31/25	35.74	(0.21)	2.73	2.52	—	(4.18)	(4.18)	(1.66)	34.08	6.96	237,581	1.03	1.10	(0.57)	14
1/1/24 to 12/31/24	32.33	(0.21)	8.87	8.66	—	(5.25)	(5.25)	3.41	35.74	26.20	249,797	1.03	1.08	(0.56)	9
1/1/23 to 12/31/23	25.68	(0.10)	8.83	8.73	—	(2.08)	(2.08)	6.65	32.33	34.71	226,118	1.01	1.07	(0.32)	11
1/1/22 to 12/31/22	49.16	(0.12)	(17.50)	(17.62)	—	(5.86)	(5.86)	(23.48)	25.68	(36.11)	185,499	1.06 (9)	1.13	(0.35)	20
1/1/21 to 12/31/21	48.92	(0.33)	6.12	5.79	—	(5.55)	(5.55)	0.24	49.16	12.14	316,332	1.03	1.08	(0.66)	5

KAR Equity Income Series
Class A
1/1/26 to 6/30/26(8)	$12.64	0.12	1.80	1.92	—	—	—	1.92	$14.56	15.19%	$80,926	0.98%	1.16%	1.79%	7%
1/1/25 to 12/31/25	12.02	0.24	1.41	1.65	(0.25)	(0.78)	(1.03)	0.62	12.64	13.92	75,012	0.98	1.16	1.87	24
1/1/24 to 12/31/24	11.29	0.33	0.77	1.10	(0.37)	— (10)	(0.37)	0.73	12.02	9.63	76,825	0.98	1.12	2.74	30
1/1/23 to 12/31/23	11.58	0.34	(0.18)	0.16	(0.35)	(0.10)	(0.45)	(0.29)	11.29	1.49	83,644	0.96	1.10	3.02	21
1/1/22 to 12/31/22	12.71	0.32	(0.62)	(0.30)	(0.31)	(0.52)	(0.83)	(1.13)	11.58	(2.34)	90,037	1.01 (9)	1.16	2.58	22
1/1/21 to 12/31/21	11.54	0.29	1.69	1.98	(0.29)	(0.52)	(0.81)	1.17	12.71	17.39	102,591	0.98	1.12	2.32	23

The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(2)

KAR Small-Cap Growth Series
Class A
1/1/26 to 6/30/26(8)	$15.32	(0.09)	(0.27)	(0.36)	—	—	—	(0.36)	$14.96	(2.35) %	$46,802	1.14%	1.35%	(1.26) %	15%
1/1/25 to 12/31/25	25.43	(0.02)	(5.35)	(5.37)	—	(4.74)	(4.74)	(10.11)	15.32	(22.62)	51,440	1.14	1.33	(0.12)	33
1/1/24 to 12/31/24	25.04	(0.08)	2.69	2.61	—	(2.22)	(2.22)	0.39	25.43	9.72	74,175	1.14	1.26	(0.32)	22
1/1/23 to 12/31/23	22.44	(0.08)	4.38	4.30	—	(1.70)	(1.70)	2.60	25.04	19.70	80,608	1.12	1.25	(0.34)	9
1/1/22 to 12/31/22	36.17	(0.17)	(10.64)	(10.81)	—	(2.92)	(2.92)	(13.73)	22.44	(30.33)	74,025	1.17 (9)	1.30	(0.61)	17
1/1/21 to 12/31/21	40.14	(0.32)	2.26	1.94	—	(5.91)	(5.91)	(3.97)	36.17	4.98	118,751	1.16 (11)	1.26	(0.80)	9
Class I
1/1/26 to 6/30/26(8)	$16.62	(0.08)	(0.29)	(0.37)	—	—	—	(0.37)	$16.25	(2.23) %	$470	0.89%	1.11%	(1.01) %	15%
1/1/25 to 12/31/25	27.05	0.35	(6.04)	(5.69)	—	(4.74)	(4.74)	(10.43)	16.62	(22.44)	516	0.89	1.08	1.43	33
1/1/24 to 12/31/24	26.45	(0.02)	2.84	2.82	—	(2.22)	(2.22)	0.60	27.05	10.00	7,443	0.89	1.01	(0.08)	22
1/1/23 to 12/31/23	23.56	(0.02)	4.61	4.59	—	(1.70)	(1.70)	2.89	26.45	19.99	8,159	0.87	1.00	(0.09)	9
1/1/22 to 12/31/22	37.68	(0.10)	(11.10)	(11.20)	—	(2.92)	(2.92)	(14.12)	23.56	(30.14)	6,749	0.92 (9)	1.06	(0.36)	17
1/1/21 to 12/31/21	41.49	(0.23)	2.33	2.10	—	(5.91)	(5.91)	(3.81)	37.68	5.21	9,706	0.91 (11)	1.01	(0.55)	9

KAR Small-Cap Value Series
Class A
1/1/26 to 6/30/26(8)	$13.80	0.03	1.06	1.09	(0.01)	(0.09)	(0.10)	0.99	$14.79	7.95%	$51,641	1.10%	1.38%	0.43%	6%
1/1/25 to 12/31/25	16.16	0.05	(0.77)	(0.72)	(0.05)	(1.59)	(1.64)	(2.36)	13.80	(4.50)	51,444	1.10	1.38	0.31	9
1/1/24 to 12/31/24	15.98	0.09	1.62	1.71	(0.10)	(1.43)	(1.53)	0.18	16.16	9.98	60,784	1.10	1.32	0.56	9
1/1/23 to 12/31/23	14.04	0.08	2.53	2.61	(0.08)	(0.59)	(0.67)	1.94	15.98	19.05	71,036	1.08	1.31	0.52	4
1/1/22 to 12/31/22	19.88	0.05	(4.79)	(4.74)	(0.03)	(1.07)	(1.10)	(5.84)	14.04	(24.15)	64,733	1.13 (9)	1.37	0.33	11
1/1/21 to 12/31/21	18.96	0.03	3.68	3.71	(0.03)	(2.76)	(2.79)	0.92	19.88	19.72	91,698	1.10	1.31	0.13	11

Newfleet Multi-Sector Intermediate Bond Series
Class A
1/1/26 to 6/30/26(8)	$8.69	0.20	(0.03)	0.17	(0.04)	—	(0.04)	0.13	$8.82	1.93%	$78,570	0.94%	0.97%	4.69%	18%
1/1/25 to 12/31/25	8.52	0.45	0.19	0.64	(0.47)	—	(0.47)	0.17	8.69	7.58	80,135	0.94	0.98	5.11	59
1/1/24 to 12/31/24	8.51	0.46	0.05	0.51	(0.50)	—	(0.50)	0.01	8.52	5.91	83,474	0.94	0.95	5.30	73
1/1/23 to 12/31/23	8.21	0.40	0.30	0.70	(0.40)	—	(0.40)	0.30	8.51	8.69	90,715	0.93	0.94	4.71	60
1/1/22 to 12/31/22	9.40	0.29	(1.18)	(0.89)	(0.30)	—	(0.30)	(1.19)	8.21	(9.52)	90,844	0.97 (9)	0.98	3.36	43
1/1/21 to 12/31/21	9.58	0.29	(0.20)	0.09	(0.27)	—	(0.27)	(0.18)	9.40	0.97	111,758	0.92 (12)(13)	0.91	3.00	64
Class I
1/1/26 to 6/30/26(8)	$8.61	0.21	(0.02)	0.19	(0.04)	—	(0.04)	0.15	$8.76	2.18%	$4,226	0.69%	0.72%	4.94%	18%
1/1/25 to 12/31/25	8.46	0.47	0.18	0.65	(0.50)	—	(0.50)	0.15	8.61	7.77	4,209	0.69	0.73	5.35	59
1/1/24 to 12/31/24	8.46	0.48	0.05	0.53	(0.53)	—	(0.53)	—	8.46	6.18	3,746	0.69	0.70	5.55	73
1/1/23 to 12/31/23	8.18	0.42	0.30	0.72	(0.44)	—	(0.44)	0.28	8.46	8.93	3,801	0.68	0.69	5.03	60
1/1/22 to 12/31/22	9.39	0.32	(1.19)	(0.87)	(0.34)	—	(0.34)	(1.21)	8.18	(9.33)	2,350	0.73 (9)	0.74	3.67	43
1/1/21 to 12/31/21	9.57	0.31	(0.19)	0.12	(0.30)	—	(0.30)	(0.18)	9.39	1.29	1,501	0.67 (12)(13)	0.67	3.21	64

The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(2)

SGA International Growth Series
Class A
1/1/26 to 6/30/26(8)	$13.35	0.04	(0.52)	(0.48)	(0.01)	(0.34)	(0.35)	(0.83)	$12.52	(3.64) %	$89,685	1.10%	1.21%	0.56%	16%
1/1/25 to 12/31/25	12.65	0.02	1.14	1.16	(0.02)	(0.44)	(0.46)	0.70	13.35	9.26	97,737	1.14	1.21	0.17	27
1/1/24 to 12/31/24	13.47	0.01	(0.78)	(0.77)	(0.03)	(0.02)	(0.05)	(0.82)	12.65	(5.73)	100,756	1.14	1.16	0.05	24
1/1/23 to 12/31/23	11.41	0.03	2.04	2.07	(0.01)	—	(0.01)	2.06	13.47	18.18	131,075	1.12	1.15	0.21	15
1/1/22 to 12/31/22	14.40	0.01	(2.69)	(2.68)	—	(0.31)	(0.31)	(2.99)	11.41	(18.61)	125,772	1.17 (9)	1.21	0.10	25
1/1/21 to 12/31/21	14.47	(0.03)	1.21	1.18	—	(1.25)	(1.25)	(0.07)	14.40	8.32	163,146	1.14	1.16	(0.19)	28
Class I
1/1/26 to 6/30/26(8)	$13.45	0.05	(0.52)	(0.47)	(0.01)	(0.34)	(0.35)	(0.82)	$12.63	(3.54) %	$129	0.85%	0.96%	0.82%	16%
1/1/25 to 12/31/25	12.75	0.06	1.15	1.21	(0.07)	(0.44)	(0.51)	0.70	13.45	9.52	134	0.89	0.96	0.42	27
1/1/24 to 12/31/24	13.54	0.04	(0.78)	(0.74)	(0.03)	(0.02)	(0.05)	(0.79)	12.75	(5.48)	122	0.89	0.92	0.28	24
1/1/23 to 12/31/23	11.48	0.06	2.05	2.11	(0.05)	—	(0.05)	2.06	13.54	18.42	129	0.87	0.90	0.46	15
1/1/22 to 12/31/22	14.44	0.04	(2.69)	(2.65)	—	(0.31)	(0.31)	(2.96)	11.48	(18.35)	109	0.92 (9)	0.96	0.35	25
1/1/21 to 12/31/21	14.47	0.01	1.21	1.22	—	(1.25)	(1.25)	(0.03)	14.44	8.60	134	0.89	0.92	0.06	28

Tactical Allocation Series
Class A
1/1/26 to 6/30/26(8)	$11.88	0.12	0.14	0.26	(0.03)	(0.26)	(0.29)	(0.03)	$11.85	2.20%	$60,659	0.95%	1.07%	2.15%	17%
1/1/25 to 12/31/25	12.95	0.25	0.64	0.89	(0.29)	(1.67)	(1.96)	(1.07)	11.88	6.79	64,588	0.98	1.07	1.90	48
1/1/24 to 12/31/24	12.68	0.21	1.59	1.80	(0.28)	(1.25)	(1.53)	0.27	12.95	13.80	69,371	0.98	1.03	1.57	40
1/1/23 to 12/31/23	11.19	0.17	2.27	2.44	(0.14)	(0.81)	(0.95)	1.49	12.68	22.22	69,527	0.96	1.03	1.40	33
1/1/22 to 12/31/22	17.50	0.08	(5.41)	(5.33)	(0.03)	(0.95)	(0.98)	(6.31)	11.19	(30.58)	63,674	1.01 (9)	1.05	0.62	24
1/1/21 to 12/31/21	17.81	0.03	1.28	1.31	(0.07)	(1.55)	(1.62)	(0.31)	17.50	7.57	103,157	0.98 (12)(13)	0.98	0.17	21

Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)
Total Return is calculated based on the NAV at which shareholder transactions were processed, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual report.

(4)	The total return does not include the expenses associated with the annuity or life insurance policy through which you invest.
(5)	Annualized for periods less than one year.
(6)	The Series will also indirectly bear their prorated shares of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(7)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the Series invests.
(8)	Unaudited.
(9)	Net expense ratio includes extraordinary proxy expenses.
(10)	Amount is less than $0.005 per share.
(11)	Due to a change in the expense limitation, the ratio shown is a blended expense ratio.
(12)	The share class is currently below its expense cap.
(13)	See Note 4D in Notes to Financial Statements for information on recapture of expenses previously reimbursed and/or waived.
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2026
Note 1. Organization
Virtus Variable Insurance Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. It was formed on February 18, 1986, as a Massachusetts business trust, commenced operations on December 5, 1986, and was reorganized as a Delaware statutory trust on February 14, 2011.
The Trust is organized with series, which are currently available only to separate accounts of participating insurance companies to fund variable accumulation annuity contracts and variable universal life insurance policies. As of the date of these financial statements, the Trust is comprised of eight series (each a “Series”), each reported in these financial statements. Each Series has a distinct investment objective and is diversified. There is no guarantee that a Series will achieve its objective(s).
Each Series offers Class A shares. The Duff & Phelps Real Estate Securities Series, KAR Small-Cap Growth Series, Newfleet Multi-Sector Intermediate Bond Series, and SGA International Growth Series also offer Class I shares.
Note 2. Significant Accounting Policies
($ reported in thousands)
The Series are investment companies that follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Series in the preparation of their financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.
Security Valuation
The Series’ Board of Trustees (the “Board”) has designated Virtus Investment Advisers, LLC (“Adviser”) as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. Each Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Series’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
 • Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
 • Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
 • Level 3 – prices determined using significant unobservable inputs (including the Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Series’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Series calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Series fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material

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June 30, 2026
subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Series’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Series. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.
Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income and capital gain distributions are recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Series is notified. Interest income is recorded on the accrual basis. Each Series amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt instruments are amortized to interest income to the earliest call date using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.
Income Taxes
Each Series is treated as a separate taxable entity. It is the intention of each Series to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its investors. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Series may invest in securities of foreign issuers which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Series will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
As a result of court cases involving several countries across the European Union, certain Series have filed tax reclaims in addition to treaty-based claims, in respect of previously withheld taxes on dividends earned (“EU tax reclaims”). These filings are subject to various administrative proceedings by each local jurisdiction’s tax authority, as well as judicial proceedings. EU tax reclaims and associated interest entitlements that have been recognized, if any, are reflected as European Union tax reclaims in the Statements of Operations. Related receivables, if any, are reflected as European Union tax reclaims receivable in the Statements of Assets and Liabilities. Generally, unless Management of the Series believes that recovery amounts are collectible and free from significant contingencies, recoveries will not be reflected in a Series’ net asset value. EU tax reclaims and related interest entitlements recognized by a Series, if any, may reduce the amount of foreign taxes, if any, that a Series could elect to pass-through to its investors from a U.S. federal tax perspective. In certain circumstances, and to the extent that EU tax reclaims recovered by a Series were previously pass-through as foreign tax credits to its U.S. taxable investors, a Series may enter into a closing agreement with the U.S. Internal Revenue Service (the “IRS”). Doing so will enable a Series to quantify and remit its tax liability related to any recoveries (on behalf of its investors).
D.
Distributions to Investors
Distributions are recorded by each Series on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.
Expenses
Expenses incurred together by a Series and other affiliated mutual funds are allocated in proportion to the net assets of each such Series, except where allocation of direct expenses to each Series and each such other fund, or an alternative allocation method, can be more appropriately used.
In addition to the net annual operating expenses that a Series bears directly, the contract owners, as investors in the Series, indirectly bear the Series’ pro-rata expenses of any underlying mutual funds in which the Series invests.
F.
Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. For fixed income instruments, the Series bifurcate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on foreign currency transactions. For equity securities, the Series do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on investments.

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June 30, 2026
G.
Payment-In-Kind Securities
Certain Series may invest in payment-in-kind securities, which are debt or preferred stock securities that require or permit payment of interest in the form of additional securities. Payment-in-kind securities allow the issuer to avoid or delay the need to generate cash to meet current interest payments and, as a result, may involve greater risk than securities that pay interest currently or in cash.
H.
When-Issued Purchases and Forward Commitments (Delayed Delivery)
Certain Series may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Series to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Series to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Series records when-issued and forward commitment securities on the trade date. Each Series maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.
I.
Interest-Only and Principal-Only Securities
Certain Series may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities represent a participation in, or are secured by, or payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. Stripped mortgage-backed securities include interest-only securities (“IO”) which receive all of the interest, and principal-only securities (“PO”) which receive all of the principal. The market value of these securities is highly sensitive to changes in interest rates and a rapid (slow) rate of principal payments may have an adverse (positive) effect on yield to maturity. Payments received for IOs are included in interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity and these adjustments are also included in interest income. Payments received for POs are treated as reductions to the cost and par value of the securities. Any paydown gains or losses associated with the payments received are included in interest income. If the underlying mortgage assets are greater than anticipated payments of principal, a Series may fail to recoup some or all of its initial investment in these securities.
J.
Leveraged Loans
Certain Series may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Series may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. A Series’ investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Series has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Series generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, a Series may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When a Series purchases assignments from lenders it acquires direct rights against the borrower on the loan.
A Series may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally SOFR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased, a Series may pay an assignment fee. On an ongoing basis, a Series may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
A Series may invest in both secured loans and “covenant lite” loans which have few or no financial maintenance covenants that would require a borrower to maintain certain financial metrics. The lack of financial maintenance covenants in covenant lite loans increases the risk that the applicable Series will experience difficulty or delays in enforcing its rights on its holdings of such loans, which may result in losses, especially during a downturn in the credit cycle.
K.
Warrants
The Series may receive warrants. Warrants are securities that are usually issued together with a debt instrument or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants may be freely transferable and are often traded on major exchanges. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt instruments. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued

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June 30, 2026
with warrants attached to purchase additional debt instruments at the same coupon rate. A decline in interest rates would permit a Series to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.
L.
Securities Lending
The Series may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York (“BNY”). Under the securities lending policy, when lending securities a Series is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan bringing the collateral market value in line with the required percent. Due to timing of collateral adjustments, the market value of collateral held with respect to a loaned security, may be more or less than the value of the security on loan.
Collateral may consist of cash and securities issued by the U.S. government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Series net of fees and rebates charged/paid by BNY for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Series under a Master Securities Lending Agreement (“MSLA”) which permits the Series, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Series to the same counterparty against amounts to be received and create one single net payment due to or from the Series.
At June 30, 2026, the securities loaned were subject to a MSLA on a net payment basis as follows:
Series	Value of Securities on Loan	Cash Collateral Received(1)	Net Amount(2)
KAR Small-Cap Growth Series	$2,121	$2,121	$ —
SGA International Growth Series	1,129	1,129	—

(1)
Collateral received in excess of the value of securities on loan is not presented in this table. The cash collateral received in connection with securities lending transactions has been used for the purchase of securities as disclosed in the Series’ Schedule of Investments.

(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.
The following table reflects a breakdown of investments made from cash collateral received from lending activities and the remaining contractual maturity of those transactions as of June 30, 2026 for the Series:
Series	Investment of Cash Collateral	Overnight and Continuous
KAR Small-Cap Growth Series	Money Market Mutual Fund	$2,246
SGA International Growth Series	Money Market Mutual Fund	1,181

M.
Segment Reporting
ASC 280, Segment Reporting, established disclosure requirements relating to operating segments in financial statements. The Series have adopted FASB ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which is intended to enhance reportable operating segment disclosure requirements. Operating segments are defined as components of a reporting entity about which separate financial information, including disclosures about income and expenses, is available that is regularly evaluated by the chief operating decision maker (“CODM”) in deciding how to allocate resources and assess its performance. The Trust is organized with series, each of which is structured as an investment company and represents a single operating segment. Subject to the oversight and, when applicable, approval of the Trust’s Board, management of the Series’ Adviser acts as the respective Series’ CODM. The CODM monitors the Series’ operating results as a whole, and the Series’ long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on its defined investment objective. The financial information provided to and reviewed by the CODM is consistent with that presented in the Series’ financial statements. Adoption of the new standard impacted the Series’ financial statement note disclosures only and did not affect any Series’ financial position or the results of its operations.
Note 3. Derivative Financial Instruments and Transactions
Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Series uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Series’ results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by certain Series.

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June 30, 2026
A.
Futures Contracts
A futures contract is an agreement between two parties to purchase (long) or sell (short) a security at a set price for delivery on a future date. Upon entering into a futures contract, a Series is required to pledge to the broker an amount of cash and/or securities equal to the “initial margin” requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by a Series for financial statement purposes on a daily basis as unrealized appreciation or depreciation. When the contract expires or is closed, gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed is realized. This is presented in the Statement of Operations as net realized gain (loss) from futures contracts.
During the six months ended June 30, 2026, the Tactical Allocation Series utilized futures to optimize performance by gaining exposure to broad markets or to hedge the risk of securities within the portfolios. The potential risks of doing so are that 1) the use of futures may result in larger losses or smaller gains than the use of more traditional investments, 2) the prices of futures and the price movements of the securities that the future is intended to simulate may not correlate well, 3) the Series’ success in using futures will be dependent upon the subadviser’s ability to correctly predict such price movements, 4) liquidity of futures can be adversely affected by market factors, and the prices of such securities may move in unexpected ways, and 5) if the Series cannot close out a futures position, it may be compelled to continue to make daily cash payments to the broker to meet margin requirements, thus increasing transaction costs. Futures contracts outstanding at period end, if any, are listed after each Series’ Schedule of Investments. Securities deposited as margin are designated on the Schedule of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as “Cash pledged as collateral for futures contracts”.
B.
Swaps
Certain Series enter into swap agreements, in which the Series and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are negotiated in the Over-the-Counter (“OTC”) market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). The value of the swap is reflected on the Statements of Assets and Liabilities as “Over-the counter swaps at value” for OTC swaps and as “Variation margin receivable/payable on swap contracts” for centrally cleared swaps. Swaps are marked-to-market daily and changes in value are recorded as “Net change in unrealized appreciation (depreciation) on swaps” in the Statements of Operations.
Any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown under “Over-the-counter swaps at value” in the Statements of Assets and Liabilities and are amortized over the term of the swap for OTC swaps. When a swap is terminated, the Series records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Series’ basis in the contract, if any. Generally, the basis of the contracts is the unamortized premium received or paid. Cash settlements between the Series and the counterparty are recognized as “Net realized gain (loss) on swaps” in the Statements of Operations. Swap contracts outstanding at period end, if any, are listed after each Series’ Schedule of Investments.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted to a central counterparty (the “CCP”) and the Series’ counterparty on the swap agreement becomes the CCP. The Series is required to interface with the CCP through a clearing broker. Upon entering into a centrally cleared swap, a Series is required to deposit initial margin with the clearing broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap.
Securities deposited as margin are designated on the Schedule of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as “Cash pledged as collateral for derivatives”.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Credit default swaps (“CDS”) – A Series may either buy or sell (write) CDS on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. CDS on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). CDS on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Series will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Series will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. The Series may enter into CDS to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk).
During the six months ended June 30, 2026, the Tactical Allocation Series utilized credit index swaps to gain exposure to short individual securities or to gain exposure to a credit or asset-backed index.

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The following is a summary of derivative instruments categorized by primary risk exposure, presented in the Statements of Assets and Liabilities at June 30, 2026:
Statement Line Description	Primary Risk	Tactical Allocation Series
Liability Derivatives
Variation margin payable/receivable on swap contracts(1)	Credit contracts	$(3)
Variation margin payable/receivable on futures contracts(1)	Interest rate contracts	(2)
Total Liabilities		$(5)

(1)
Represents cumulative appreciation (depreciation) on futures contracts and swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is shown in the Statements of Assets and Liabilities for exchange traded swap contracts.

The following is a summary of derivative instruments categorized by primary risk exposure, presented in the Statements of Operations for the six months ended June 30, 2026:
Statement Line Description	Primary Risk	Tactical Allocation Series
Net Realized Gain (Loss) from
Futures	Interest rate contracts	$7
Swaps	Credit contracts	2
Total		$9
Net Change in Unrealized Appreciation (Depreciation) on
Futures	Interest rate contracts	$(2)
Swaps	Credit contracts	(3)
Total		$(5)
The table below shows the quarterly average volume (unless otherwise specified) of the derivatives held by the applicable Series for the six months ended June 30, 2026.
Tactical Allocation Series
Futures Contracts - Short Positions(1)	$(78)
CDS Contracts - Buy Protection(1)	146

(1)	Average notional amount.
The futures and swaps contracts as disclosed on the Schedules of Investments at period end serves as an indicator of the volume for the Tactical Allocation Series.
C.
Derivative Risks
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
A Series’ risk of loss from counterparty credit risk on derivatives bought or sold OTC, rather than traded on a securities exchange, is generally limited to the aggregate unrealized gain netted against any collateral held by such Series. For OTC purchased options, each Series bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Series should the counterparty fail to perform under the contracts. Options written by a Series do not typically give rise to counterparty credit risk, as options written generally obligate the Series, and not the counterparty to perform.
With exchange traded purchased options and futures and centrally cleared swaps generally speaking, there is less counterparty credit risk to the Series since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Series does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro-rata basis across all the clearing broker’s customers, potentially resulting in losses to the Series.
In order to better define its contractual rights and to secure rights that will help a Series mitigate its counterparty risk, each Series may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a

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bilateral agreement between a Series and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Series may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Series’ net assets decline by a stated percentage or the Series fails to meet the terms of its ISDA Master Agreements, which would cause the Series to accelerate payment of any net liability owed to the counterparty.
D.
Collateral Requirements and Master Netting Agreements (“MNA”)
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Series and the counterparty.
Cash collateral that has been pledged to cover obligations of a Series and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by a Series, if any, is noted in the Schedules of Investments. Typically, the Series and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Series from its counterparties are not fully collateralized, contractually or otherwise, the Series bears the risk of loss from counterparty non-performance. The Series attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
For financial reporting purposes, the Series do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
The following table presents the Tactical Allocation Series’ derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Series as of June 30, 2026:
Tactical Allocation Series
	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$1	$—
Centrally cleared swaps	— (1)	3
Total derivative assets and liabilities in the Statements of Assets and Liabilities	$1	$3
Derivatives not subject to a MNA or similar agreement	(1)	(3)
Total assets and liabilities subject to a MNA	$—	$—

(1)	Amount is less than $500 (not in thousands).
Note 4. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.
Investment Adviser
The Adviser, an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Series. The Adviser manages the Series’ investment programs and general operations of the Series, including oversight of the Series’ subadvisers.
As compensation for its services to the Series, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of each Series:

Series	First $250 Million	Next $250 Million	Over $500 Million
KAR Capital Growth Series	0.70%	0.65%	0.60%
KAR Equity Income Series	0.70	0.65	0.60
Newfleet Multi-Sector Intermediate Bond Series	0.50	0.45	0.40
SGA International Growth Series	0.75	0.70	0.65
Tactical Allocation Series	0.55	0.50	0.45

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2026
	First $1 Billion	Next $1 Billion	Over $2 Billion
Duff & Phelps Real Estate Securities Series	0.75%	0.70%	0.65%

	First $1 Billion	$1+ Billion
KAR Small-Cap Growth Series	0.85%	0.80%

	First $400 Million	$400+ Million to $1 Billion	Over $1 Billion
KAR Small-Cap Value Series	0.90%	0.85%	0.80%
B.
Subadvisers
The subadvisers manage the investments of each Series for which they are paid a fee by the Adviser. A list of the subadvisers and the Series they serve as of the end of the six months is as follows:

Series	Subadviser
Duff & Phelps Real Estate Securities Series	DPIM(1)
KAR Capital Growth Series	KAR(2)
KAR Equity Income Series	KAR(2)
KAR Small-Cap Growth Series	KAR(2)
KAR Small-Cap Value Series	KAR(2)
Series	Subadviser
Newfleet Multi-Sector Intermediate Bond Series	Newfleet(3)
SGA International Growth Series	SGA(4)
Tactical Allocation Series
(Equity Portfolio)	KAR (2)
(Fixed Income Portfolio)	Newfleet (3)
(1) Duff & Phelps Investment Management Co. (“DPIM”), an indirect, wholly-owned subsidiary of Virtus.
(2) Kayne Anderson Rudnick Investment Management, LLC (“KAR”), an indirect, wholly-owned subsidiary of Virtus.
(3) Newfleet Asset Management (“Newfleet”), a division of Virtus Fixed Income Advisers, LLC, an indirect, wholly-owned subsidiary of Virtus.
(4) Sustainable Growth Advisers LP (“SGA”), an indirect, majority-owned subsidiary of Virtus.
C.
Expense Limitations
The Adviser has contractually agreed to limit each Series’ annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through April 30, 2027. Following the contractual period, the Adviser may discontinue these expense limitation arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.
Series	Class A	Class I
Duff & Phelps Real Estate Securities Series	1.10%	0.85%
KAR Capital Growth Series	1.03	N/A
KAR Equity Income Series	0.98	N/A
KAR Small-Cap Growth Series	1.14	0.89
KAR Small-Cap Value Series	1.10	N/A
Newfleet Multi-Sector Intermediate Bond Series	0.94	0.69
SGA International Growth Series	1.10	0.85
Tactical Allocation Series	0.95	N/A

The exclusions include front-end or contingent deferred loads, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.
Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Series must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the six months ending June 30:

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2026
	Expiration
Series	2026	2027	2028	2029	Total
Duff & Phelps Real Estate Securities Series
Class A	$24	$51	$69	$30	$174
Class I	3	9	23	12	47
KAR Capital Growth Series
Class A	60	133	178	82	453
KAR Equity Income Series
Class A	59	112	139	68	378
KAR Small-Cap Growth Series
Class A	47	92	117	50	306
Class I	4	9	3	1	17
KAR Small-Cap Value Series
Class A	73	145	155	71	444
Newfleet Multi-Sector Intermediate Bond Series
Class A	8	11	33	10	62
Class I	— (1)	1	2	1	4
SGA International Growth Series
Class A	17	36	67	48	168
Class I	— (1)	— (1)	— (1)	— (1)	—
Tactical Allocation Series
Class A	25	36	59	36	156

(1)	Amount is less than $500 (not in thousands).
During the six months ended June 30, 2026, the Adviser did not recapture any expenses previously waived.
E.
Administrator and Distributor
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator to the Series.
For the six months ended June 30, 2026, the Series incurred administration fees totaling $353, which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Series’ shares. Each Series pays VP Distributors distribution and/or service fees under a Board-approved Rule 12b-1 plan, at the annual rate of 0.25% of the average daily net assets of such Series’ Class A shares. Class I shares are not subject to a Rule 12b-1 plan. For the six months ended June 30, 2026, the Series incurred distribution fees totaling $882 which are included in the Statements of Operations within the line item “Distribution and service fees.” A portion of these fees was paid to certain insurance companies for marketing and/or shareholder services provided to contract owners. The fees are calculated daily and paid monthly.
F.
Investments with Affiliates
The Series are permitted to purchase assets from or sell assets to certain related affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Series from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the six months ended June 30, 2026, the Series did not engage in any transactions pursuant to Rule 17a-7 under the1940 Act.
A summary of the Newfleet Multi-Sector Intermediate Bond Series’ total long-term and short-term purchases and sales of the respective shares of the affiliated investments during the six months ended June 30, 2026, is as follows:
	Value, beginning of period	Purchases(2)	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares	Dividend income	Distributions of realized gains
Newfleet Multi-Sector Intermediate Bond Series(1)
Affiliated Mutual Funds—46.1%
Virtus Newfleet ABS MACS(3)	$10,932	$348	$314	$(4)	$(75)	$10,887	1,104,128	$277	$—

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2026
	Value, beginning of period	Purchases(2)	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares	Dividend income	Distributions of realized gains
Newfleet Multi-Sector Intermediate Bond Series(1)
Virtus Newfleet CMBS MACS(3)	$4,376	$135	$219	$1	$(51)	$4,242	427,577	$113	$—
Virtus Newfleet Floating Rate MACS(3)	5,112	250	99	(4)	(60)	5,199	544,396	178	—
Virtus Newfleet High Yield MACS(3)	10,313	394	1,100	(19)	(17)	9,571	979,678	337	—
Virtus Newfleet RMBS MACS(3)	8,369	210	279	(— )(4)	(34)	8,266	817,594	179	—
Total	$39,102	$1,337	$2,011	$(26)	$(237)	$38,165		$1,084	$—

(1)
The Newfleet Multi-Sector Intermediate Bond Series does not invest in the underlying funds for the purpose of exercising management or control; however, investments made by the Series within each of its principal investment strategies may represent a significant portion of an underlying fund’s net assets. At June 30,
2026, the Series was the owner of record of 46.48% of the Virtus Newfleet High Yield MACS Fund, 33.21% of the Virtus Newfleet Floating Rate MACS Fund , 33.61%
of the Virtus Newfleet ABS MACS Fund, 25.63% of the Virtus Newfleet CMBS MACS Fund and 25.94% of the Virtus Newfleet RMBS MACS Fund.

(2)	Includes reinvested dividends from income and capital gain distributions.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	Amount is less than $500 (not in thousands).
A summary of the Tactical Allocation Series’ total long-term and short-term purchases and sales of the respective shares of the affiliated investments(1) during the six months ended June 30, 2026, is as follows:
	Value, beginning of period	Purchases(2)	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares	Dividend income	Distributions of realized gains
Tactical Allocation Series(1)
Affiliated Mutual Funds—12.6%
Virtus Newfleet ABS MACS(3)	$2,172	$68	$143	$(1)	$(14)	$2,082	211,132	$54	$—
Virtus Newfleet CMBS MACS(3)	1,253	38	85	— (4)	(14)	1,192	120,161	32	—
Virtus Newfleet Floating Rate MACS(3)	998	49	28	(1)	(12)	1,006	105,415	35	—
Virtus Newfleet High Yield MACS(3)	1,031	43	—	—	(5)	1,069	109,429	37	—
Virtus Newfleet RMBS MACS(3)	2,668	61	423	5	(14)	2,297	227,191	51	—
Total	$8,122	$259	$679	$3	$(59)	$7,646		$209	$—

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2026
(1)
The Tactical Allocation Series does not invest in the underlying funds for the purpose of exercising management or control; however, investments made by the Series within each of its principal investment strategies may represent a significant portion of an underlying fund’s net assets. At June 30, 2026, the Series was the owner of record of less than 10% of all underlying funds.

(2)	Includes reinvested dividends from income and capital gain distributions.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	Amount is less than $500 (not in thousands).
Outside of Rule 17a-7 transactions, other investments with affiliated issuers are separately reported in this note. An affiliated issuer includes any company in which a Series held 5% or more of a company’s outstanding voting shares at any point during the period, as well as other circumstances where an investment adviser or subadviser to a Series is deemed to exercise, directly or indirectly, a certain level of control over the company.
G.
Trustee Deferred Compensation Plan
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at June 30, 2026.
Note 5. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. government and agency securities, short-term securities, and certain derivatives) during the six months ended June 30, 2026, were as follows:
	Purchases	Sales
Duff & Phelps Real Estate Securities Series	$8,864	$10,289
KAR Capital Growth Series	56,815	68,956
KAR Equity Income Series	5,710	9,179
KAR Small-Cap Growth Series	7,626	6,866
KAR Small-Cap Value Series	2,811	7,132
Newfleet Multi-Sector Intermediate Bond Series	12,115	12,528
SGA International Growth Series	14,898	18,715
Tactical Allocation Series	10,093	13,911
Purchases and sales of long-term U.S. government and agency securities during the six months ended June 30, 2026, were as follows:
	Purchases	Sales
Newfleet Multi-Sector Intermediate Bond Series	$2,677	$2,421
Tactical Allocation Series	233	514

Note 6. Capital Share Transactions
(reported in thousands)
Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:
	Duff & Phelps Real Estate Securities Series				KAR Capital Growth Series
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025		Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	167	$3,751	413	$8,645	28	$929	79	$2,890
Reinvestment of distributions	14	324	113	2,328	238	8,458	776	27,070
Shares repurchased and cross class conversions	(323)	(7,185)	(765)	(15,946)	(479)	(15,807)	(873)	(31,491)
Net Increase / (Decrease)	(142)	$(3,110)	(239)	$(4,973)	(213)	$(6,420)	(18)	$(1,531)

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2026
	Duff & Phelps Real Estate Securities Series				KAR Capital Growth Series
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025		Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Shares sold and cross class conversions	310	$6,864	567	$11,743	—	$—	—	$—
Reinvestment of distributions	5	126	42	862	—	—	—	—
Shares repurchased and cross class conversions	(292)	(6,388)	(408)	(8,562)	—	—	—	—
Net Increase / (Decrease)	23	$602	201	$4,043	—	$—	—	$—

	KAR Equity Income Series				KAR Small-Cap Growth Series
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025		Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	17	$232	79	$1,001	79	$1,103	91	$1,959
Reinvestment of distributions	—	—	470	5,959	—	—	760	13,428
Shares repurchased and cross class conversions	(393)	(5,332)	(1,006)	(12,730)	(309)	(4,569)	(410)	(8,938)
Net Increase / (Decrease)	(376)	$(5,100)	(457)	$(5,770)	(230)	$(3,466)	441	$6,449
Class I
Shares sold and cross class conversions	—	$—	—	$—	— (1)	$2	90	$2,419
Reinvestment of distributions	—	—	—	—	—	—	6	122
Shares repurchased and cross class conversions	—	—	—	—	(2)	(34)	(340)	(9,131)
Net Increase / (Decrease)	—	$—	—	$—	(2)	$(32)	(244)	$(6,590)

	KAR Small-Cap Value Series				Newfleet Multi-Sector Intermediate Bond Series
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025		Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	30	$437	105	$1,587	400	$3,514	767	$6,718
Reinvestment of distributions	26	354	398	5,636	38	333	478	4,145
Shares repurchased and cross class conversions	(293)	(4,245)	(536)	(8,345)	(755)	(6,618)	(1,819)	(16,019)
Net Increase / (Decrease)	(237)	$(3,454)	(33)	$(1,122)	(317)	$(2,771)	(574)	$(5,156)
Class I
Shares sold and cross class conversions	—	$—	—	$—	12	$105	74	$650
Reinvestment of distributions	—	—	—	—	2	18	28	240
Shares repurchased and cross class conversions	—	—	—	—	(20)	(175)	(56)	(484)
Net Increase / (Decrease)	—	$—	—	$—	(6)	$(52)	46	$406

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2026
	SGA International Growth Series				Tactical Allocation Series
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025		Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	139	$1,758	197	$2,640	13	$154	96	$1,257
Reinvestment of distributions	193	2,450	251	3,334	124	1,463	776	9,321
Shares repurchased and cross class conversions	(486)	(6,197)	(1,092)	(14,787)	(454)	(5,322)	(794)	(10,564)
Net Increase / (Decrease)	(154)	$(1,989)	(644)	$(8,813)	(317)	$(3,705)	78	$14
Class I
Reinvestment of distributions	— (1)	$3	— (1)	$5	—	$—	—	$—
Net Increase / (Decrease)	— (1)	$3	— (1)	$5	—	$—	—	$—

(1)	Amount is less than 500 shares (not in thousands).
Note 7. 10% Investors
As of June 30, 2026, the Series had individual investor account(s) and/or omnibus investor account(s) (comprised of a group of individual investors), which individually amounted to more than 10% of the total shares outstanding of such Series as detailed below:
	% of Shares Outstanding	Number of Accounts
Duff & Phelps Real Estate Securities Series	68%	4
KAR Capital Growth Series	100	2
KAR Equity Income Series	99	2
KAR Small-Cap Growth Series	97	2
KAR Small-Cap Value Series	99	2
Newfleet Multi-Sector Intermediate Bond Series	93	4
SGA International Growth Series	98	2
Tactical Allocation Series	99	2
Note 8. Credit and Market Risk and Asset Concentration
Local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Series and its investments, including hampering the ability of each Series’ portfolio manager(s) to invest each Series’ assets as intended.
Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. They may also have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will.
Certain emerging markets may also face other significant internal or external risks, including the risk of war and civil unrest. Each of these factors can affect the value and liquidity of the assets of a Series. Failure to generate adequate earnings from foreign trade would make it difficult for an emerging market country to service foreign debt. Disruptions resulting from social and political factors may cause the securities markets of emerging market countries to close. If this were to occur, the liquidity and value of a Series’ assets invested in corporate debt obligations of emerging market companies would decline.
The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Series from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Series’ liquidity and performance.
The markets of the Greater China region functions in many ways as emerging markets and carry the high level of risks associated with emerging markets. The government of China maintains strict currency controls in order to achieve economic, trade and political objectives and regularly intervenes in the currency market. The Chinese government also plays a

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2026
major role in the country’s economic policies regarding foreign investments. Foreign investors are subject to the risk of loss from expropriation or nationalization of their investment assets and property, governmental restrictions on foreign investments and the repatriation of capital invested. In addition, the rapid growth rate of the Chinese economy over the past several years may not continue, and the trend toward economic liberalization and disparities in wealth may result in social disorder, including violence and labor unrest. These and other factors could have a negative impact on a Series performance and increase the volatility of an investment in a Series. Certain securities issued by companies located or operating in China, such as China A-shares, are also subject to trading restrictions, quota limitations and less market liquidity, which could pose risks to a Series. In addition, the relationship between China and Taiwan is particularly sensitive, and hostilities between China and Taiwan may present a risk to a Series’ investments.
Sanctions threatened or imposed may result in a decline in the value and liquidity of a Series’ assets. The securities of the Series may be deemed to have a zero value. A Series may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Series will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Series may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Series is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Series’ NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income series may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Series’ investments in securities of issuers located in emerging market countries. Redemptions by large investors may have a negative impact on a Series’ liquidity.
For all these reasons, investments in emerging markets may be considered speculative. To the extent that a Series invests a significant portion of its assets in a particular emerging market, the Series will be more vulnerable to financial, economic, political and other developments in that country, and conditions that negatively impact that country will have a greater impact on the Series as compared with a fund that does not have its holdings concentrated in a particular country.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadviser to accurately predict risk.
Certain Series may invest in ETFs, which may expose the Series to the risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the Series of owning shares of the ETF will exceed those the Series would incur by investing in such securities directly.
Certain Series may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Series, positive or negative, than if the Series did not concentrate its investments in such sectors.
At June 30, 2026, the following Series held securities issued by various companies in specific sectors as detailed below:
	Sector	Percentage of Total Investments
KAR Capital Growth Series	Information Technology	49%
KAR Small-Cap Growth Series	Financials	31
KAR Small-Cap Growth Series	Industrials	27
KAR Small-Cap Value Series	Industrials	46
KAR Small-Cap Value Series	Financials	26
Note 9. Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its Series. In addition, in the normal course of business, the Trust and the Series enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Series’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Series and that have not occurred. However, neither the Trust nor the Series have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 10. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Series will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities. At June 30, 2026, the Series did not hold any securities that were restricted.

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2026
Note 11. Redemption Facility
($ reported in thousands)
The Series and certain other affiliated funds are parties to a $250,000 unsecured line of credit agreement dated September 18, 2017, as amended (“Credit Agreement”) with a commercial bank. During the reporting period, the Credit Agreement was renewed with $35,000 of the total line of credit of $250,000 being allocated to one other affiliated fund and $215,000 being available to the Series and certain other affiliated funds. Unless renewed, the Credit Agreement will terminate on July 1, 2027. The Credit Agreement allows the Series to borrow cash from the bank to manage large, unexpected redemptions and trade fails, up to a limit of one-third or one-fifth, as applicable, of the Series’ total net assets in accordance with the terms of the agreement. Each Series, that is a party to the Credit Agreement is individually and not jointly, liable for its borrowings, if any. The lending bank could require repayment of outstanding borrowings upon certain circumstances such as an event of default. Interest is charged at the higher of the SOFR or the Federal Funds Rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the six months ended June 30, 2026, are included in the “Interest expense and/or commitment fees” line on the Statements of Operations.
The Series had no borrowings at any time during the six months ended June 30, 2026.
Note 12. Federal Income Tax Information
($ reported in thousands)
At June 30, 2026, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:
Series	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Duff & Phelps Real Estate Securities Series	$74,048	$42,659	$ (1,601)	$41,058
KAR Capital Growth Series	117,151	128,178	(7,926)	120,252
KAR Equity Income Series	53,350	28,321	(1,173)	27,148
KAR Small-Cap Growth Series	42,328	9,832	(3,437)	6,395
KAR Small-Cap Value Series	27,198	24,025	(1,340)	22,685
Newfleet Multi-Sector Intermediate Bond Series	81,267	1,317	(1,160)	157
SGA International Growth Series	74,694	20,332	(5,944)	14,388
Tactical Allocation Series	48,917	13,678	(3,173)	10,505
Certain Series have capital loss carryforwards available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the year ended December 31, 2025, the Series’ capital loss carryovers were as follows:

Series	Short-Term	Long-Term
Newfleet Multi-Sector Intermediate Bond Series	$700	$9,744
Note 13. Regulatory Matters and Litigation
From time to time, the Trust, the Series, the Adviser and/or the subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 14. Mixed and Shared Funding
Shares of the Series are not directly offered to the public. Shares of the Series are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by participating insurance companies. The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in U.S. federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. The Trust’s Trustees do not foresee any such differences or disadvantages at this time. However, the Trust’s Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in the Series, or shares of another Series may be substituted.
Note 15. Subsequent Events
Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were available for issuance, and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

VIRTUS VARIABLE INSURANCE TRUST
OTHER INFORMATION (Unaudited)
June 30, 2026
FORM N-CSR ITEM 8 - Changes in and Disagreements with Accountants
None
FORM N-CSR ITEM 9 - Proxy Disclosure
None
FORM N-CSR ITEM 10 - Remuneration Paid to Trustees
($ reported in thousands)
For the six months ended June 30, 2026, the Series incurred independent Trustee’s fees totaling $21 which are included in the Statement of Operations within the line item “Trustees fees and expenses”. No remuneration was paid to the officers or affiliated trustee.
FORM N-CSR ITEM 11 – Statement Regarding Basis for Approval of Investment Advisory Contract
None

VIRTUS VARIABLE INSURANCE TRUST
One Financial Plaza
Hartford, CT 06103-2608
Trustees
Connie D. McDaniel, Chair
George R. Aylward
Donald C. Burke
Sarah E. Cogan
F. Ford Drummond
R. Keith Walton
Brian T. Zino
Principal Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Timothy Branigan, Vice President and Fund Chief Compliance Officer
Jennifer Fromm, Vice President, Chief Legal Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Investment Advisers, LLC
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York
240 Greenwich Street
New York, NY 10286-1048
How to Contact Us
Mutual Fund Services 1-800-367-5877
WebsiteVirtus.com

P.O. Box 534470
Pittsburgh, PA 15253-4470
For more information about Virtus Variable Insurance Trust,
please contact us at 1-800-367-5877, or visit Virtus.com.
8508 08-26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Refer to the Other Information Section in Item 7(a).

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Refer to the Other Information Section in Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Refer to the Other Information Section in Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Refer to the Other Information Section in Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Disclosure not required for open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Disclosure not required for open-end management investment companies.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Variable Insurance Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 08/28/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 08/28/2026

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President,
Chief Financial Officer and Treasurer
(principal financial officer)

Date 08/28/2026

*	Print the name and title of each signing officer under his or her signature.